Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
January 31, 2023
ZEI-NPRT1-0423
1.9881633.105
Common Stocks - 97.6%
	Shares	Value ($)
Australia - 5.1%
Ampol Ltd.	14,960	324,421
ANZ Group Holdings Ltd.	184,330	3,280,412
APA Group unit	72,775	544,642
Aristocrat Leisure Ltd.	37,502	905,420
ASX Ltd.	11,756	575,281
Aurizon Holdings Ltd.	113,298	296,134
BHP Group Ltd.	313,203	10,969,044
BlueScope Steel Ltd.	30,275	412,845
Brambles Ltd.	86,916	739,095
Cochlear Ltd.	4,150	626,969
Coles Group Ltd.	83,150	1,045,831
Commonwealth Bank of Australia	105,460	8,232,431
Computershare Ltd.	33,643	566,611
CSL Ltd.	29,829	6,298,411
Dexus unit	66,256	384,156
Endeavour Group Ltd.	88,425	415,205
Fortescue Metals Group Ltd.	105,111	1,660,287
Goodman Group unit	104,544	1,491,172
IDP Education Ltd.	12,297	273,651
IGO Ltd.	41,740	433,899
Insurance Australia Group Ltd.	153,399	532,720
Lendlease Group unit	40,453	247,019
Macquarie Group Ltd.	22,583	3,012,777
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	9
Medibank Private Ltd.	165,696	345,192
Mineral Resources Ltd.	10,557	668,365
Mirvac Group unit	253,737	409,940
National Australia Bank Ltd.	196,500	4,433,854
Newcrest Mining Ltd.	54,497	865,909
Northern Star Resources Ltd.	71,333	635,615
Orica Ltd.	28,392	297,933
Origin Energy Ltd.	107,083	568,565
Pilbara Minerals Ltd. (a)	156,358	531,918
Qantas Airways Ltd. (a)	57,463	259,378
QBE Insurance Group Ltd.	92,244	900,017
Ramsay Health Care Ltd.	11,388	538,126
REA Group Ltd.	3,379	303,001
Reece Ltd.	12,760	146,662
Rio Tinto Ltd.	23,034	2,067,010
Santos Ltd.	197,817	1,009,832
Scentre Group unit	324,033	703,090
SEEK Ltd.	20,392	353,168
Sonic Healthcare Ltd.	27,755	621,645
South32 Ltd.	287,332	922,029
Stockland Corp. Ltd. unit	152,545	426,252
Suncorp Group Ltd.	77,360	687,680
Telstra Group Ltd.	246,685	712,965
The GPT Group unit	120,877	391,828
The Lottery Corp. Ltd. (a)	136,154	454,095
Transurban Group unit	189,869	1,861,503
Treasury Wine Estates Ltd.	44,628	459,703
Vicinity Centres unit	243,084	355,642
Washington H. Soul Pattinson & Co. Ltd.	13,403	272,978
Wesfarmers Ltd.	70,184	2,474,458
Westpac Banking Corp.	216,483	3,642,518
WiseTech Global Ltd.	9,193	398,605
Woodside Energy Group Ltd.	117,507	3,042,713
Woolworths Group Ltd.	75,245	1,923,072
TOTAL AUSTRALIA		76,953,703
Austria - 0.1%
Erste Group Bank AG	21,017	793,990
OMV AG	9,199	458,532
Verbund AG	4,242	359,942
Voestalpine AG	7,398	244,499
TOTAL AUSTRIA		1,856,963
Bailiwick of Jersey - 0.5%
Experian PLC	56,948	2,082,560
Glencore PLC	604,754	4,049,970
WPP PLC	67,353	786,935
TOTAL BAILIWICK OF JERSEY		6,919,465
Belgium - 0.5%
Ageas	10,156	494,199
Anheuser-Busch InBev SA NV	53,716	3,242,392
D'ieteren Group	1,526	290,158
ELIA GROUP SA/NV	2,006	280,890
Groupe Bruxelles Lambert SA	6,300	537,102
KBC Group NV	15,586	1,149,842
Sofina SA	972	229,940
Solvay SA Class A	4,599	533,229
UCB SA	7,865	644,532
Umicore SA	12,838	483,325
Warehouses de Pauw	9,755	308,186
TOTAL BELGIUM		8,193,795
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	298,000	266,148
Beijing Enterprises Water Group Ltd.	220,000	56,218
China Gas Holdings Ltd.	184,000	286,455
China Resource Gas Group Ltd.	55,100	231,709
China Ruyi Holdings Ltd. (a)	340,000	90,910
CK Infrastructure Holdings Ltd.	39,000	216,979
Cosco Shipping Ports Ltd.	115,757	87,571
Credicorp Ltd. (United States)	4,453	598,038
Hongkong Land Holdings Ltd.	69,709	340,792
Jardine Matheson Holdings Ltd.	9,735	517,470
Kunlun Energy Co. Ltd.	254,000	200,318
Nine Dragons Paper (Holdings) Ltd.	102,000	91,438
Orient Overseas International Ltd.	8,000	132,983
Shenzhen International Holdings Ltd.	80,479	78,519
TOTAL BERMUDA		3,195,548
Brazil - 1.1%
Ambev SA	290,000	780,372
Atacadao SA	37,100	120,224
B3 SA - Brasil Bolsa Balcao	379,100	967,858
Banco Bradesco SA	107,168	266,426
Banco BTG Pactual SA unit	70,500	300,260
Banco do Brasil SA	53,500	428,944
Banco Santander SA (Brasil) unit	22,100	126,036
BB Seguridade Participacoes SA	43,400	323,001
BRF SA (a)	35,604	55,830
CCR SA	72,100	167,030
Centrais Eletricas Brasileiras SA (Electrobras)	72,800	582,968
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	21,300	233,548
Companhia Siderurgica Nacional SA (CSN)	40,900	149,055
Cosan SA	76,708	252,354
CPFL Energia SA	14,000	91,783
Energisa SA unit	12,800	106,534
ENGIE Brasil Energia SA	13,250	102,710
Equatorial Energia SA	63,500	350,505
Hapvida Participacoes e Investimentos SA (b)	283,673	287,791
Hypera SA	25,400	232,169
JBS SA	47,800	189,079
Klabin SA unit	47,600	181,349
Localiza Rent a Car SA	203	1,690
Localiza Rent a Car SA	46,508	542,470
Lojas Renner SA	62,673	267,048
Magazine Luiza SA	180,332	157,373
Natura & Co. Holding SA	52,793	151,319
Petro Rio SA (a)	45,000	373,205
Petroleo Brasileiro SA - Petrobras (ON)	230,044	1,335,046
Raia Drogasil SA	67,300	329,188
Rede D'Oregon Sao Luiz SA (b)	35,661	224,097
Rumo SA	81,800	296,177
Sendas Distribuidora SA	58,400	226,062
Suzano Papel e Celulose SA	46,422	423,955
Telefonica Brasil SA	31,700	261,154
TIM SA	49,100	114,038
Totvs SA	32,900	194,887
Ultrapar Participacoes SA	41,600	108,091
Vale SA	236,826	4,409,201
Vibra Energia SA	73,978	239,875
Weg SA	102,860	774,849
TOTAL BRAZIL		16,725,551
British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	6,898	2,716
Canada - 7.6%
Agnico Eagle Mines Ltd. (Canada)	28,363	1,601,741
Air Canada (a)	10,796	183,213
Algonquin Power & Utilities Corp.	42,671	311,081
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	50,647	2,312,812
AltaGas Ltd.	16,909	316,182
ARC Resources Ltd.	41,087	477,400
Bank of Montreal (d)	41,550	4,181,387
Bank of Nova Scotia	73,942	4,002,888
Barrick Gold Corp. (Canada)	109,917	2,149,517
BCE, Inc.	4,675	221,004
Brookfield Asset Management Ltd. Class A (a)	21,781	711,109
Brookfield Corp. (Canada) Class A	87,126	3,241,319
Brookfield Renewable Corp.	8,139	256,364
BRP, Inc.	2,237	186,670
CAE, Inc. (a)	19,743	445,889
Cameco Corp.	26,911	752,994
Canadian Apartment Properties (REIT) unit	5,339	197,421
Canadian Imperial Bank of Commerce	55,765	2,545,689
Canadian National Railway Co.	36,292	4,319,963
Canadian Natural Resources Ltd.	69,461	4,263,560
Canadian Pacific Railway Ltd.	57,493	4,537,909
Canadian Tire Ltd. Class A (non-vtg.)	3,514	417,808
Canadian Utilities Ltd. Class A (non-vtg.)	7,476	207,781
CCL Industries, Inc. Class B	9,263	433,232
Cenovus Energy, Inc. (Canada)	86,046	1,718,915
CGI, Inc. Class A (sub. vtg.) (a)	13,288	1,138,900
Constellation Software, Inc.	1,246	2,201,390
Descartes Systems Group, Inc. (Canada) (a)	5,095	371,820
Dollarama, Inc.	17,059	1,020,168
Element Fleet Management Corp.	23,707	334,968
Emera, Inc.	16,256	647,283
Empire Co. Ltd. Class A (non-vtg.)	10,191	293,272
Enbridge, Inc.	125,266	5,129,076
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	926,848
First Quantum Minerals Ltd.	36,287	841,892
FirstService Corp.	2,422	346,130
Fortis, Inc.	29,565	1,214,775
Franco-Nevada Corp.	11,948	1,752,577
George Weston Ltd.	4,476	575,820
GFL Environmental, Inc.	11,403	351,890
Gildan Activewear, Inc.	11,376	356,700
Great-West Lifeco, Inc.	17,425	462,161
Hydro One Ltd. (b)	20,017	547,306
iA Financial Corp., Inc.	6,733	415,604
IGM Financial, Inc.	4,766	148,760
Imperial Oil Ltd.	13,857	757,342
Intact Financial Corp.	10,861	1,575,663
Ivanhoe Mines Ltd. (a)	37,580	353,049
Keyera Corp.	13,666	311,723
Kinross Gold Corp.	80,369	373,894
Loblaw Companies Ltd.	10,195	913,340
Lundin Mining Corp.	39,315	297,548
Magna International, Inc. Class A (sub. vtg.)	17,118	1,111,309
Manulife Financial Corp.	118,870	2,352,296
Metro, Inc.	15,004	814,392
National Bank of Canada	20,850	1,566,238
Northland Power, Inc.	14,861	399,182
Nutrien Ltd.	33,370	2,762,295
Nuvei Corp. (Canada) (a)(b)	3,914	138,169
Onex Corp. (sub. vtg.)	4,313	222,919
Open Text Corp.	16,684	559,623
Pan American Silver Corp.	12,968	236,407
Parkland Corp.	9,932	233,343
Pembina Pipeline Corp.	34,274	1,216,095
Power Corp. of Canada (sub. vtg.)	34,001	922,247
Quebecor, Inc. Class B (sub. vtg.)	9,439	223,889
Restaurant Brands International, Inc.	14,942	999,802
Restaurant Brands International, Inc.	3,014	201,727
RioCan (REIT)	8,892	154,243
Ritchie Bros. Auctioneers, Inc.	6,768	409,269
Rogers Communications, Inc. Class B (non-vtg.)	21,975	1,068,402
Royal Bank of Canada (d)	86,116	8,812,562
Saputo, Inc.	15,394	424,375
Shaw Communications, Inc. Class B	29,544	879,292
Shopify, Inc. Class A (a)	73,337	3,614,075
Sun Life Financial, Inc.	36,316	1,824,875
Suncor Energy, Inc.	84,624	2,937,083
TC Energy Corp.	62,288	2,683,831
Teck Resources Ltd. Class B (sub. vtg.)	29,542	1,277,996
TELUS Corp.	28,443	612,875
TFI International, Inc. (Canada)	4,955	551,863
The Toronto-Dominion Bank	112,582	7,789,485
Thomson Reuters Corp.	10,460	1,244,304
TMX Group Ltd.	3,421	337,176
Toromont Industries Ltd.	5,157	411,963
Tourmaline Oil Corp.	19,751	920,491
West Fraser Timber Co. Ltd.	3,687	320,581
Wheaton Precious Metals Corp.	28,000	1,280,313
WSP Global, Inc.	7,709	983,100
TOTAL CANADA		116,151,834
Cayman Islands - 5.9%
3SBio, Inc. (b)	92,500	100,753
AAC Technology Holdings, Inc. (a)	42,000	111,921
Airtac International Group	8,278	282,856
Alibaba Group Holding Ltd. (a)	917,444	12,613,634
Anta Sports Products Ltd.	75,600	1,146,748
Autohome, Inc. ADR Class A	4,499	156,835
Baidu, Inc. Class A (a)	136,542	2,295,277
BeiGene Ltd. (a)	38,077	748,423
Bilibili, Inc. Class Z (a)	11,546	288,150
Bosideng International Holdings Ltd.	190,000	105,883
Budweiser Brewing Co. APAC Ltd. (b)	106,300	335,411
C&D International Investment Group Ltd.	39,000	124,004
Chailease Holding Co. Ltd.	87,054	655,484
China Aoyuan Group Ltd. (a)(c)	2,000	301
China Conch Venture Holdings Ltd.	103,000	218,575
China Feihe Ltd. (b)	207,000	198,604
China Hongqiao Group Ltd.	148,500	172,724
China Liansu Group Holdings Ltd.	66,000	75,023
China Literature Ltd. (a)(b)	23,400	122,684
China Medical System Holdings Ltd.	81,000	139,824
China Meidong Auto Holding Ltd.	42,000	104,208
China Mengniu Dairy Co. Ltd.	196,000	945,479
China Overseas Property Holdings Ltd.	75,000	98,102
China Resources Cement Holdings Ltd.	144,000	83,279
China Resources Land Ltd.	198,000	948,926
China Resources Microelectronics Ltd. (A Shares)	4,411	35,998
China Resources Mixc Lifestyle Services Ltd. (b)	42,600	245,447
China State Construction International Holdings Ltd.	128,000	153,311
ChinaSoft International Ltd.	162,000	142,426
Chow Tai Fook Jewellery Group Ltd.	123,400	264,158
CK Asset Holdings Ltd.	124,745	797,558
CK Hutchison Holdings Ltd.	168,000	1,069,144
Country Garden Holdings Co. Ltd.	776,784	291,474
Country Garden Services Holdings Co. Ltd.	137,000	370,374
Dali Foods Group Co. Ltd. (b)	121,000	53,957
Daqo New Energy Corp. ADR (a)	3,686	167,750
Dongyue Group Co. Ltd.	91,000	108,943
ENN Energy Holdings Ltd.	49,500	745,803
ESR Group Ltd. (b)	124,800	249,860
Futu Holdings Ltd. ADR (a)(d)	3,621	183,802
GCL Technology Holdings Ltd. (a)	1,249,000	345,885
GDS Holdings Ltd. Class A (a)	50,300	146,680
Geely Automobile Holdings Ltd.	379,000	614,852
Genscript Biotech Corp. (a)	72,000	243,973
Grab Holdings Ltd. (a)(d)	81,096	307,354
Greentown China Holdings Ltd.	54,500	80,353
Greentown Service Group Co. Ltd.	92,000	67,165
H World Group Ltd. ADR	12,099	574,461
Haichang Ocean Park Holdings Ltd. (a)(b)	198,000	46,767
Haidilao International Holding Ltd. (a)(b)	70,000	190,870
Haitian International Holdings Ltd.	39,000	119,689
Hansoh Pharmaceutical Group Co. Ltd. (b)	74,000	151,457
Hengan International Group Co. Ltd.	40,000	196,774
Hygeia Healthcare Holdings Co. (a)(b)	20,800	165,082
Innovent Biologics, Inc. (a)(b)	62,500	340,403
iQIYI, Inc. ADR (a)	26,923	180,384
JD Health International, Inc. (a)(b)	68,900	572,169
JD.com, Inc. Class A	133,323	3,958,810
Jiumaojiu International Holdings Ltd. (b)	42,000	107,612
JOYY, Inc. ADR	2,749	98,084
Kaisa Group Holdings Ltd. (a)(c)	4,285	459
Kanzhun Ltd. ADR (a)	11,314	274,817
KE Holdings, Inc. ADR (a)	41,314	757,699
Kingboard Chemical Holdings Ltd.	41,000	167,478
Kingboard Laminates Holdings Ltd.	54,500	66,453
Kingdee International Software Group Co. Ltd. (a)	159,000	347,019
Kingsoft Corp. Ltd.	61,400	226,077
Koolearn Technology Holding Ltd. (a)(b)	25,000	203,057
Kuaishou Technology Class B (a)(b)	110,100	968,750
Li Auto, Inc. Class A (a)	69,498	850,394
Li Ning Co. Ltd.	146,000	1,443,307
Longfor Properties Co. Ltd. (b)	116,500	384,929
Lufax Holding Ltd. ADR	40,107	122,326
Meituan Class B (a)(b)	311,480	6,963,409
Microport Scientific Corp. (a)	38,000	119,237
Minth Group Ltd.	50,000	146,750
NetEase, Inc.	122,390	2,171,458
New Oriental Education & Technology Group, Inc. (a)	94,990	403,215
NIO, Inc. sponsored ADR (a)	85,212	1,028,509
Parade Technologies Ltd.	5,000	154,485
Pinduoduo, Inc. ADR (a)	31,322	3,068,930
Ping An Healthcare and Technology Co. Ltd. (a)(b)	30,600	81,029
Pop Mart International Group Ltd. (b)	33,600	108,949
Sands China Ltd. (a)	148,800	558,013
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	83,847
Sea Ltd. ADR (a)	22,450	1,446,903
Shenzhou International Group Holdings Ltd.	51,400	647,312
Silergy Corp.	20,000	406,637
Sino Biopharmaceutical Ltd.	646,250	376,045
SITC International Holdings Co. Ltd.	79,000	172,583
Smoore International Holdings Ltd. (b)	113,000	170,344
Sunny Optical Technology Group Co. Ltd.	43,900	592,524
TAL Education Group ADR (a)	28,275	206,690
Tencent Holdings Ltd.	386,800	18,848,346
Tencent Music Entertainment Group ADR (a)	44,116	370,133
Tingyi (Cayman Islands) Holding Corp.	116,000	192,979
Tongcheng Travel Holdings Ltd. (a)	76,000	172,202
Topsports International Holdings Ltd. (b)	107,000	100,822
Trip.com Group Ltd. ADR (a)	33,956	1,248,223
Uni-President China Holdings Ltd.	80,000	76,963
Vinda International Holdings Ltd.	26,000	71,753
Vipshop Holdings Ltd. ADR (a)	25,551	395,274
Want Want China Holdings Ltd.	280,000	182,364
Weibo Corp. sponsored ADR (a)	4,266	97,052
WH Group Ltd. (b)	526,266	324,109
Wharf Real Estate Investment Co. Ltd.	103,000	589,641
Wuxi Biologics (Cayman), Inc. (a)(b)	223,000	1,862,141
Xiaomi Corp. Class B (a)(b)	949,000	1,569,882
Xinyi Glass Holdings Ltd.	113,000	240,591
Xinyi Solar Holdings Ltd.	302,968	394,150
XPeng, Inc. Class A (a)	52,402	275,792
XTEP International Holdings Ltd.	79,500	106,002
Yadea Group Holdings Ltd. (b)	76,000	173,269
Yihai International Holding Ltd.	27,000	96,078
Zai Lab Ltd. ADR (a)	5,348	225,365
Zhen Ding Technology Holding Ltd.	38,000	140,199
Zhongsheng Group Holdings Ltd. Class H	38,000	215,011
ZTO Express, Inc. sponsored ADR	26,086	743,712
TOTAL CAYMAN ISLANDS		88,893,624
Chile - 0.1%
Banco de Chile	2,942,863	321,582
Banco de Credito e Inversiones	3,726	112,320
Banco Santander Chile	3,866,067	162,528
Cencosud SA	81,478	146,345
Compania Cervecerias Unidas SA	8,514	65,393
Compania Sud Americana de Vapores SA	912,743	79,219
Empresas CMPC SA	65,144	112,016
Empresas COPEC SA	22,834	172,225
Enel Americas SA	1,356,829	179,626
Enel Chile SA	1,719,015	81,162
Falabella SA	45,236	105,113
TOTAL CHILE		1,537,529
China - 3.4%
360 Security Technology, Inc. (A Shares)	27,700	28,802
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	26,693
3Peak, Inc. (A Shares)	452	19,474
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	2,277	35,584
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	16,216
AECC Aviation Power Co. Ltd.	10,300	69,419
Agricultural Bank of China Ltd.:
(A Shares)	392,900	169,396
(H Shares)	1,696,000	610,447
Aier Eye Hospital Group Co. Ltd. (A Shares)	26,534	129,642
Air China Ltd.:
(A Shares) (a)	46,700	71,609
(H Shares) (a)	68,000	60,682
Aluminum Corp. of China Ltd.:
(A shares)	88,000	69,306
(H Shares)	214,000	114,360
Amlogic Shanghai Co. Ltd. (A Shares) (a)	1,229	14,168
Angel Yeast Co. Ltd. (A Shares)	2,400	14,817
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	35,813
(H Shares)	87,000	330,289
Anhui Gujing Distillery Co. Ltd. (B Shares)	11,200	191,512
Anhui Honglu Steel Construction Group Co. Ltd.	2,990	14,783
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	19,041
Anhui Yingjia Distillery Co. Ltd. (A Shares)	2,500	24,334
Anjoy Foods Group Co. Ltd. (A Shares)	1,000	23,651
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	12,981
Asia - Potash International Investment Guangzhou Co. Ltd. (A Shares) (a)	2,600	11,196
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	1,260	29,949
Avary Holding Shenzhen Co. Ltd. (A Shares)	7,400	31,708
AVIC Capital Co. Ltd. (A Shares)	32,600	25,344
AVIC Electromechanical Systems Co. Ltd. (A Shares)	10,900	17,823
AviChina Industry & Technology Co. Ltd. (H Shares)	148,000	76,977
Avicopter PLC (A Shares)	1,800	12,877
Bank of Beijing Co. Ltd. (A Shares)	75,200	47,378
Bank of Changsha Co. Ltd. (A Shares)	20,100	20,457
Bank of Chengdu Co. Ltd. (A Shares)	15,200	32,769
Bank of China Ltd.:
(A Shares)	514,800	245,633
(H Shares)	4,448,000	1,693,197
Bank of Communications Co. Ltd.:
(A Shares)	22,600	16,247
(H Shares)	690,000	426,489
Bank of Hangzhou Co. Ltd. (A Shares)	18,900	36,513
Bank of Jiangsu Co. Ltd. (A Shares)	56,660	62,408
Bank of Nanjing Co. Ltd. (A Shares)	38,600	59,434
Bank of Ningbo Co. Ltd. (A Shares)	24,080	117,361
Bank of Shanghai Co. Ltd. (A Shares)	51,018	45,306
Bank of Suzhou Co. Ltd.	15,800	18,309
Baoshan Iron & Steel Co. Ltd. (A Shares)	85,200	78,124
BBMG Corp. (A Shares)	27,500	10,316
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	118,000	89,746
Beijing Dabeinong Technology Group Co. Ltd. (A Shares) (a)	13,400	18,233
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,900	19,069
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	15,832
Beijing Kingsoft Office Software, Inc. (A Shares)	1,625	67,860
Beijing New Building Materials PLC (A Shares)	6,500	27,570
Beijing Originwater Technology Co. Ltd. (A Shares)	21,000	15,270
Beijing Shiji Information Technology Co. Ltd. (A Shares)	8,092	20,534
Beijing Tongrentang Co. Ltd. (A Shares)	5,100	35,686
Beijing United Information Technology Co. Ltd. (A Shares)	2,050	29,472
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	2,040	40,605
Beijing Yanjing Brewery Co. Ltd. (A Shares)	11,400	19,026
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	900	13,948
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	1,700	21,859
Betta Pharmaceuticals Co. Ltd. (A Shares)	1,200	10,697
BGI Genomics Co. Ltd.	1,300	10,501
Bloomage Biotechnology Corp. Ltd. (A Shares)	1,099	20,341
BOC International China Co. Ltd.	9,900	16,567
BOE Technology Group Co. Ltd. (A Shares)	138,100	81,599
BTG Hotels Group Co. Ltd.	4,200	14,539
By-Health Co. Ltd. (A Shares)	5,100	17,451
BYD Co. Ltd.:
(A Shares)	6,000	256,376
(H Shares)	52,500	1,662,546
Caitong Securities Co. Ltd.	14,300	16,577
CECEP Solar Energy Co. Ltd. (A Shares)	16,700	19,007
CECEP Wind-Power Corp. (A Shares)	17,550	10,373
CETC Cyberspace Security Technology Co. Ltd. (A Shares)	2,200	11,231
CGN Power Co. Ltd. (H Shares) (b)	753,000	175,945
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,400	41,820
Changjiang Securities Co. Ltd. (A Shares)	16,200	13,829
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	1,000	20,098
Chaozhou Three-Circle Group Co. (A Shares)	6,300	31,191
Chengtun Mining Group Co. Ltd. (A Shares)	7,000	6,559
Chengxin Lithium Group Co. Ltd. (A Shares)	3,200	20,360
China Baoan Group Co. Ltd. (A Shares)	7,400	13,777
China Cinda Asset Management Co. Ltd. (H Shares)	621,000	88,169
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	25,767
(H Shares)	514,000	247,979
China Coal Energy Co. Ltd. (H Shares)	125,000	100,310
China Communications Services Corp. Ltd. (H Shares)	134,000	50,992
China Construction Bank Corp.:
(A Shares)	291,400	242,299
(H Shares)	5,616,000	3,635,186
China CSSC Holdings Ltd. (A Shares)	15,000	52,822
China Eastern Airlines Corp. Ltd. (A Shares) (a)	34,300	27,333
China Energy Engineering Corp. Ltd. (A Shares)	101,000	35,210
China Everbright Bank Co. Ltd.:
(A Shares)	77,100	35,095
(H Shares)	360,000	114,917
China Galaxy Securities Co. Ltd.:
(A Shares)	10,400	15,140
(H Shares)	225,000	121,287
China Great Wall Securities Co. Ltd. (A Shares)	14,800	20,030
China Greatwall Technology Group Co. Ltd. (A Shares)	12,600	22,770
China International Capital Corp. Ltd. (H Shares) (b)	113,200	252,960
China Jushi Co. Ltd. (A Shares)	13,715	30,035
China Life Insurance Co. Ltd.:
(A Shares)	6,600	33,353
(H Shares)	475,000	874,367
China Longyuan Power Grid Corp. Ltd. (H Shares)	206,000	284,371
China Meheco Co. Ltd. (A Shares)	5,180	11,769
China Merchants Bank Co. Ltd.:
(A Shares)	30,400	186,404
(H Shares)	288,500	1,871,248
China Merchants Energy Shipping Co. Ltd. (A Shares)	29,900	28,378
China Merchants Securities Co. Ltd. (A Shares)	28,350	60,142
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	30,700	67,641
China Minmetals Rare Earth Co. Ltd. (A Shares) (a)	2,600	15,943
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	13,451
(H Shares)	592,900	221,671
China National Building Materials Co. Ltd. (H Shares)	229,000	210,121
China National Chemical Engineering Co. Ltd. (A Shares)	21,700	27,972
China National Nuclear Power Co. Ltd. (A Shares)	69,900	62,662
China National Software & Service Co. Ltd. (A Shares)	2,600	29,080
China Northern Rare Earth Group High-Tech Co. Ltd.	13,800	59,568
China Oilfield Services Ltd. (H Shares)	110,000	133,324
China Pacific Insurance (Group) Co. Ltd.	23,600	90,518
China Pacific Insurance (Group) Co. Ltd. (H Shares)	169,000	464,660
China Petroleum & Chemical Corp.:
(A Shares)	183,700	123,237
(H Shares)	1,502,000	811,035
China Railway Group Ltd.:
(A Shares)	102,100	86,362
(H Shares)	224,000	122,200
China Railway Signal & Communications Corp. (A Shares)	29,107	20,892
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	3,000	21,619
China Shenhua Energy Co. Ltd.:
(A Shares)	14,800	62,368
(H Shares)	222,500	692,558
China Southern Airlines Ltd.:
(A Shares) (a)	61,500	66,888
(H Shares) (a)	92,000	61,113
China State Construction Engineering Corp. Ltd. (A Shares)	152,100	125,039
China Three Gorges Renewables Group Co. Ltd. (A Shares)	106,300	90,712
China Tourism Group Duty Free Corp. Ltd. (A Shares)	11,100	351,587
China Tower Corp. Ltd. (H Shares) (b)	2,786,000	316,548
China United Network Communications Ltd. (A Shares)	131,900	102,308
China Vanke Co. Ltd.:
(A Shares)	7,300	19,804
(H Shares)	145,800	294,735
China Yangtze Power Co. Ltd. (A Shares)	84,300	259,732
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,700	28,629
China Zheshang Bank Co. Ltd. (a)	64,000	28,090
Chongqing Brewery Co. Ltd. (A Shares)	1,700	30,375
Chongqing Changan Automobile Co. Ltd. (A Shares)	26,988	56,839
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,900	11,477
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	51,000	18,424
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	5,600	81,475
CITIC Securities Co. Ltd.:
(A Shares)	27,925	88,914
(H Shares)	163,725	374,572
Cmoc Group Ltd.:
(A Shares)	48,200	40,674
(H Shares)	240,000	138,913
CNGR Advanced Material Co. Ltd.	1,300	15,008
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	7,540	8,345
Contemporary Amperex Technology Co. Ltd.	9,100	631,442
COSCO Shipping Development Co. Ltd. (A Shares)	37,900	14,118
COSCO Shipping Energy Transportation Co. Ltd. (A Shares) (a)	14,400	30,593
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	73,429
(H Shares)	210,550	218,399
CRRC Corp. Ltd.:
(A Shares)	86,000	68,249
(H Shares)	309,000	140,059
CSC Financial Co. Ltd. (A Shares)	17,000	68,243
Daan Gene Co. Ltd.	6,636	15,659
Dajin Heavy Industry Co. Ltd.	2,200	15,442
Daqin Railway Co. Ltd. (A Shares)	53,000	52,638
DaShenLin Pharmaceutical Group Co. Ltd.	4,360	24,611
Datang International Power Generation Co. Ltd. (A Shares) (a)	34,800	14,293
DHC Software Co. Ltd. (A Shares)	13,100	12,043
Do-Fluoride New Materials Co. Ltd. (A Shares)	3,200	17,513
Dong-E-E-Jiao Co. Ltd. (A Shares)	2,200	14,367
Dongfang Electric Corp. Ltd. (A Shares)	11,400	36,235
Dongfeng Motor Group Co. Ltd. (H Shares)	162,000	96,587
Dongxing Securities Co. Ltd. (A Shares)	7,700	9,550
East Money Information Co. Ltd. (A Shares)	47,950	160,731
Ecovacs Robotics Co. Ltd. Class A	2,300	29,799
ENN Natural Gas Co. Ltd. (A Shares)	9,300	24,899
Eve Energy Co. Ltd. (A shares)	7,371	96,860
Everbright Securities Co. Ltd. (A Shares)	15,000	35,435
Fangda Carbon New Material Co. Ltd. (A Shares) (a)	11,940	11,666
FAW Jiefang Group Co. Ltd. (A Shares)	7,300	8,918
First Capital Securities Co. Ltd. (A Shares)	14,400	12,831
Flat Glass Group Co. Ltd.	9,000	28,177
Flat Glass Group Co. Ltd. (A Shares)	14,400	80,416
Focus Media Information Technology Co. Ltd. (A Shares)	49,200	50,790
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	15,094	177,895
Foxconn Industrial Internet Co. Ltd. (A Shares)	36,800	51,944
Fujian Sunner Development Co. Ltd. A Shares	3,700	13,484
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	14,493
(H Shares) (b)	46,000	226,392
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	200	10,497
Ganfeng Lithium Group Co. Ltd. (A Shares)	11,060	130,110
Gaona Aero Material Co., Ltd. (A Shares)	1,900	12,678
GCL System Integration Technology Co. Ltd. (a)	16,400	7,886
GD Power Development Co. Ltd. (A Shares) (a)	61,500	36,227
GEM Co. Ltd. (A Shares)	13,600	16,133
Gemdale Corp. (A Shares)	16,900	24,760
GF Securities Co. Ltd.:
(A Shares)	17,700	45,826
(H Shares)	74,400	121,835
Gigadevice Semiconductor Beijing, Inc. (A Shares)	2,140	36,520
Ginlong Technologies Co. Ltd. (A Shares)	1,350	36,807
GoerTek, Inc. (A Shares)	12,500	38,443
GoodWe Technologies Co. Ltd. (A Shares)	473	28,635
Gotion High-tech Co. Ltd. (A Shares)	5,400	26,092
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	38,277
(H Shares)	190,500	268,977
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	9,200	47,298
GRG Banking Equipment Co. Ltd. (A Shares)	10,900	16,456
Guangdong Haid Group Co. Ltd. (A Shares)	6,600	60,987
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	12,600	18,039
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	13,262
Guanghui Energy Co. Ltd. (A Shares)	22,400	34,054
Guangzhou Automobile Group Co. Ltd.	29,400	51,341
Guangzhou Automobile Group Co. Ltd. (H Shares)	164,000	117,987
Guangzhou Baiyunshan Pharma Health (A Shares)	5,100	22,903
Guangzhou Great Power Energy & Technology Co. Ltd. (A Shares)	1,800	20,341
Guangzhou Haige Communications Group (A Shares)	11,300	14,704
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,300	16,242
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	1,900	17,766
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	6,560	47,975
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	13,776	13,547
Guolian Securities Co. Ltd.	6,400	11,465
Guosen Securities Co. Ltd. (A Shares)	26,300	36,628
Guotai Junan Securities Co. Ltd.:
(A Shares)	19,300	40,902
(H Shares) (b)	19,800	24,266
Guoyuan Securities Co. Ltd. (A Shares)	14,510	15,296
Haier Smart Home Co. Ltd.	145,000	534,778
Haier Smart Home Co. Ltd. (A Shares)	21,800	83,340
Haitong Securities Co. Ltd.:
(A Shares)	16,400	22,742
(H Shares)	274,000	189,012
Hangzhou Binjiang Real Estate Group Co. Ltd. (A Shares)	12,200	19,239
Hangzhou Chang Chuan Technology Co. Ltd.	2,300	14,768
Hangzhou First Applied Material Co. Ltd. (A Shares)	4,312	48,164
Hangzhou Lion Electronics Co. Ltd. (A Shares)	2,100	14,549
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	3,800	21,685
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	13,821
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	4,600	24,186
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	2,500	43,233
(H Shares) (b)	6,400	83,953
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	11,115
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	7,500	19,568
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	11,300	42,749
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	6,600	21,840
Hengli Petrochemical Co. Ltd. (A Shares)	18,800	48,897
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	20,954
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	12,622
Hesteel Co. Ltd. (A Shares)	30,300	10,839
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	2,000	35,133
Hongfa Technology Co. Ltd. (A Shares)	4,060	22,587
Hoshine Silicon Industry Co. Ltd. (A Shares)	1,700	23,514
Huadian Power International Corp. Ltd.:
(A Shares)	14,900	12,877
(H Shares)	26,000	10,408
Huadong Medicine Co. Ltd. (A Shares)	6,200	43,646
Huafon Chemical Co. Ltd. (A Shares)	13,300	14,996
Huagong Tech Co. Ltd. (A Shares)	2,800	7,803
Huaibei Mining Holdings Co. Ltd. (A Shares)	8,100	16,149
Hualan Biological Engineer, Inc. (A Shares)	7,410	24,545
Huaneng Power International, Inc.:
(A Shares) (a)	49,900	55,437
(H Shares) (a)	216,000	105,460
Huatai Securities Co. Ltd.:
(A Shares)	16,700	32,185
(H Shares) (b)	127,600	165,219
HUAXI Securities Co. Ltd.	9,900	12,008
Huaxia Bank Co. Ltd. (A Shares)	50,000	38,634
Huaxin Cement Co. Ltd. (A Shares)	4,000	9,702
Huayu Automotive Systems Co. Ltd. (A Shares)	10,300	27,882
Hubei Feilihua Quartz Glass Co. Ltd. (A Shares)	2,000	15,428
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	3,700	16,045
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	4,300	20,771
Huizhou Desay SV Automotive Co. Ltd.	1,800	35,151
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	21,287
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	14,963
Hundsun Technologies, Inc. (A Shares)	7,808	54,768
iFlytek Co. Ltd. (A Shares)	7,400	44,588
IMEIK Technology Development Co. Ltd. (A Shares)	800	70,767
Industrial & Commercial Bank of China Ltd.:
(A Shares)	452,900	289,947
(H Shares)	3,207,000	1,715,485
Industrial Bank Co. Ltd. (A Shares)	74,000	193,725
Industrial Securities Co. Ltd. (A Shares)	38,270	39,226
Ingenic Semiconductor Co. Ltd. (A Shares)	1,300	15,058
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	23,400	113,101
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)	184,300	55,876
Inner Mongolia Dian Tou Energy Corp. Ltd.	6,200	12,142
Inner Mongolia Eerduosi Resourses Co. Ltd. (A Shares)	3,780	9,411
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	16,697
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	73,600	110,619
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	14,600	19,437
Inspur Electronic Information Industry Co. Ltd. (A Shares)	4,045	14,237
iRay Technology Co. Ltd. (A Shares)	293	20,313
JA Solar Technology Co. Ltd. (A Shares)	8,340	81,754
Jafron Biomedical Co. Ltd. (A Shares)	2,400	12,025
Jason Furniture Hangzhou Co. Ltd. (A Shares)	3,120	19,760
JCET Group Co. Ltd. (A Shares)	5,100	20,240
Jiangsu Eastern Shenghong Co. Ltd.	12,800	29,726
Jiangsu Expressway Co. Ltd. (H Shares)	72,000	70,911
Jiangsu Hengli Hydraulic Co. Ltd.	4,576	44,440
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	22,932	143,702
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	5,100	43,786
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	5,400	140,919
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	1,100	18,019
Jiangsu Yoke Technology Co. Ltd. (A Shares)	1,200	9,302
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	4,700	20,916
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	11,200	27,238
Jiangxi Copper Co. Ltd.:
(A Shares)	9,800	28,369
(H Shares)	68,000	117,100
Jiangxi Special Electric Motor Co. Ltd. (A Shares) (a)	5,700	16,488
JiuGui Liquor Co. Ltd. (A Shares)	1,200	25,083
Jizhong Energy Resources Co. Ltd. (A Shares)	11,700	11,440
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	10,995
Joinn Laboratories China Co. Ltd. (A Shares)	1,400	13,238
Jointown Pharmaceutical Group (A Shares)	7,200	14,476
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	14,503
Juewei Food Co. Ltd.	1,800	14,247
Juneyao Airlines Co. Ltd. (A shares) (a)	8,100	18,342
Kangmei Pharmaceutical Co. Ltd. rights (a)(c)	809	0
Keda Industrial Group Co. Ltd.	6,400	15,269
Kuang-Chi Technologies Co. Ltd. (A Shares)	5,800	15,835
Kweichow Moutai Co. Ltd. (A Shares)	4,600	1,261,612
Lb Group Co. Ltd. (A Shares)	8,900	27,554
Lens Technology Co. Ltd. (A Shares)	20,300	40,102
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	5,000	16,552
Liaoning Port Co. Ltd. (A Shares)	69,500	16,800
Lingyi iTech Guangdong Co. (A Shares) (a)	30,900	24,631
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	10,058
LONGi Green Energy Technology Co. Ltd.	28,152	201,875
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	1,280	12,083
Luxi Chemical Group Co. Ltd.	6,400	12,755
Luxshare Precision Industry Co. Ltd. (A Shares)	25,193	122,045
Luzhou Laojiao Co. Ltd. (A Shares)	5,600	197,439
Mango Excellent Media Co. Ltd. (A Shares)	7,000	31,731
Maxscend Microelectronics Co. Ltd. (A Shares)	1,824	36,343
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	15,615
Metallurgical Corp. China Ltd. (A Shares)	62,000	31,018
Ming Yang Smart Energy Group Ltd. (A Shares)	7,300	30,220
Montage Technology Co. Ltd. (A Shares)	4,439	36,560
Muyuan Foodstuff Co. Ltd. (A Shares)	18,940	140,306
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	6,501	18,343
NARI Technology Co. Ltd. (A Shares)	24,900	97,609
NAURA Technology Group Co. Ltd.	1,800	62,854
NavInfo Co. Ltd. (A Shares)	7,300	13,012
New China Life Insurance Co. Ltd.	18,200	84,084
New China Life Insurance Co. Ltd. (H Shares)	41,700	111,838
New Hope Liuhe Co. Ltd. (A Shares) (a)	16,100	31,304
Ninestar Corp. (A Shares)	4,500	34,266
Ningbo Deye Technology Co. Ltd. (A Shares)	700	36,277
Ningbo Joyson Electronic Corp. (A shares) (a)	3,600	8,545
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	2,300	21,948
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	16,709
Ningbo Shanshan Co. Ltd. (A Shares)	7,100	20,651
Ningbo Tuopu Group Co. Ltd. (A Shares)	3,700	39,216
Ningxia Baofeng Energy Group Co. Ltd.	20,100	39,961
Nongfu Spring Co. Ltd. (H Shares) (b)	109,200	618,160
North Industries Group Red Arrow Co. Ltd. (A Shares)	5,900	20,070
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	14,822
OFILM Group Co. Ltd. (A Shares) (a)	8,100	6,061
Oppein Home Group, Inc. (A Shares)	1,760	32,845
Orient Securities Co. Ltd. (A Shares)	26,240	42,238
Ovctek China, Inc. (A Shares)	2,420	13,324
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	33,400	25,813
People's Insurance Co. of China Group Ltd.:
(A Shares)	50,800	38,823
(H Shares)	495,000	166,877
Perfect World Co. Ltd. (A Shares)	8,250	17,214
PetroChina Co. Ltd.:
(A Shares)	67,300	51,761
(H Shares)	1,346,000	720,043
Pharmaron Beijing Co. Ltd.:
(A Shares)	3,550	39,128
(H Shares) (b)	12,600	92,357
PICC Property & Casualty Co. Ltd. (H Shares)	426,000	400,505
Ping An Bank Co. Ltd. (A Shares)	69,800	155,635
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	379,923
(H Shares)	382,000	2,967,262
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	7,700	12,879
Poly Developments & Holdings (A Shares)	45,000	104,895
Porton Pharma Solutions Ltd. (A Shares)	2,500	17,583
Postal Savings Bank of China Co. Ltd.	120,000	85,727
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	482,000	328,005
Power Construction Corp. of China Ltd. (A Shares)	59,100	61,590
Proya Cosmetics Co. Ltd. (A Shares)	700	17,136
Pylon Technologies Co. Ltd. (Series A)	565	25,762
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	19,800	73,702
Raytron Technology Co. Ltd. (A Shares)	908	5,952
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	10,696
Rongsheng Petrochemical Co. Ltd. (A Shares)	34,350	67,549
SAIC Motor Corp. Ltd. (A Shares)	29,100	64,939
Sailun Group Co. Ltd. A Shares	9,500	14,122
Sangfor Technologies, Inc.	1,300	29,163
Sany Heavy Industry Co. Ltd. (A Shares)	32,400	84,316
Satellite Chemical Co. Ltd. (A Shares)	11,909	31,315
Sealand Securities Co. Ltd. (A Shares)	17,400	9,143
Seazen Holdings Co. Ltd. (A Shares) (a)	8,200	25,942
SF Holding Co. Ltd. (A Shares)	17,500	152,797
SG Micro Corp. (A Shares)	1,275	33,754
Shaanxi Coal Industry Co. Ltd. (A Shares)	36,400	105,593
Shan Xi Hua Yang Group New Energy Co. Ltd.	7,800	18,188
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	11,953
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	52,162
(H Shares) (b)	43,250	83,411
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	7,260	36,428
Shandong Linglong Tyre Co. Ltd. (A Shares)	4,000	13,089
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	55,000	29,515
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	14,419
Shandong Weifang Rainbow Chemical Co. Ltd.	1,200	14,576
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	152,800	254,012
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	4,744	25,580
Shanghai Baosight Software Co. Ltd.	39,472	123,718
Shanghai Baosight Software Co. Ltd. (A Shares)	3,042	22,578
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	9,159
Shanghai Electric Group Co. Ltd. (A Shares) (a)	51,500	31,246
Shanghai Electric Power Co. Ltd. (A Shares) (a)	12,000	17,954
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,100	15,683
(H Shares)	38,500	124,141
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	617	19,409
Shanghai Fudan Microelectronics Group Co. Ltd. (A Shares)	9,591	96,573
Shanghai International Airport Co. Ltd. (A Shares) (a)	5,200	46,731
Shanghai International Port Group Co. Ltd. (A Shares)	34,200	27,066
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	28,189
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	2,376	20,236
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	10,480	19,137
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	117,318	94,018
Shanghai M&G Stationery, Inc. (A Shares)	3,400	27,076
Shanghai Medicilon, Inc. (A Shares)	236	7,335
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	10,800	29,922
(H Shares)	48,200	84,986
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	106,500	116,410
Shanghai Putailai New Energy Technology Co. Ltd.	4,680	38,441
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	26,800	24,851
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	34,900	30,584
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	11,700	13,729
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	11,000	32,333
Shanxi Meijin Energy Co. Ltd. (A Shares)	18,700	26,721
Shanxi Securities Co. Ltd. (A Shares)	11,070	9,729
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	11,797
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	4,560	197,486
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	15,030	26,274
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	13,425
Shengyi Technology Co. Ltd.	6,200	14,865
Shennan Circuits Co. Ltd. (A Shares)	1,740	19,728
Shenwan Hongyuan Group Co. Ltd. (A Shares)	73,400	45,215
Shenzhen Capchem Technology Co. Ltd. (A Shares)	3,180	23,142
Shenzhen Dynanonic Co. Ltd. (A Shares)	700	27,982
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	12,064
Shenzhen Inovance Technology Co. Ltd. (A Shares)	9,650	102,145
Shenzhen Kangtai Biological Products Co. Ltd.	4,320	23,585
Shenzhen Kedali Industry Co. Ltd.	600	13,448
Shenzhen Kstar Science & Technology Co. Ltd. (A Shares)	2,300	19,852
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	4,500	222,557
Shenzhen New Industries Biomedical Engineering Co. Ltd.	3,600	29,468
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	27,100	21,603
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	3,300	17,736
Shenzhen SC New Energy Technology Corp. (A Shares)	1,300	23,823
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	3,146	10,898
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	3,300	14,056
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	3,371	42,795
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,200	19,594
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	25,605
Sichuan Chuantou Energy Co. Ltd. (A Shares)	15,600	28,957
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	23,300	11,117
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	4,400	17,737
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	6,000	17,651
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	18,300	31,833
Sichuan Swellfun Co. Ltd. (A Shares)	1,300	15,757
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	11,892
Sieyuan Electric Co. Ltd. (A Shares)	2,100	13,579
Sinoma Science & Technology Co. Ltd. (A Shares)	6,700	24,717
Sinomine Resource Group Co. Ltd. (A Shares)	1,540	20,552
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	29,900	14,204
(H Shares)	30,000	5,362
Sinopharm Group Co. Ltd. (H Shares)	80,800	198,040
SKSHU Paint Co. Ltd. (A Shares) (a)	1,140	20,970
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	22,069
Soochow Securities Co. Ltd. (A Shares)	16,770	17,688
Southwest Securities Co. Ltd. (A Shares)	20,800	12,329
StarPower Semiconductor Ltd. (A Shares)	700	32,896
Sungrow Power Supply Co. Ltd. (A Shares)	5,200	100,713
Sunwoda Electronic Co. Ltd. (A Shares)	6,600	23,119
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	6,700	28,484
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	580	38,220
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	2,400	22,659
Tangshan Jidong Cement Co. Ltd. A Shares	8,100	10,433
TBEA Co. Ltd. (A Shares)	12,400	39,248
TCL Technology Group Corp. (A Shares)	48,400	30,196
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	12,700	80,127
Thunder Software Technology Co. Ltd. (A Shares)	1,700	27,762
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	9,966
Tianma Microelectronics Co. Ltd. (A Shares)	13,200	18,479
Tianqi Lithium Corp. (A Shares) (a)	5,300	75,947
Tianshan Aluminum Group Co. Ltd.	12,200	16,343
Tianshui Huatian Technology Co. Ltd. (A Shares)	14,800	19,623
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	2,500	8,993
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	4,900	11,873
Toly Bread Co. Ltd.	4,368	10,840
TongFu Microelectronics Co. Ltd. (A Shares) (a)	7,600	20,730
Tongkun Group Co. Ltd. (A Shares)	9,400	21,921
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	17,143
Tongwei Co. Ltd. (A Shares)	17,100	107,297
Topchoice Medical Corp. (a)	1,300	31,374
TravelSky Technology Ltd. (H Shares)	64,000	133,027
Trina Solar Co. Ltd. (A Shares)	8,264	87,799
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	7,510
(H Shares)	42,000	405,503
Unigroup Guoxin Microelectronics Co. Ltd.	3,299	61,633
Unisplendour Corp. Ltd. (A Shares)	10,220	34,923
Walvax Biotechnology Co. Ltd. (A Shares)	5,400	32,063
Wanhua Chemical Group Co. Ltd. (A Shares)	11,300	162,176
Weichai Power Co. Ltd.:
(A Shares)	22,700	37,807
(H Shares)	134,000	202,352
Weihai Guangwei Composites Co. Ltd. (A Shares)	2,200	23,554
Wens Foodstuffs Group Co. Ltd. (A Shares)	23,060	68,909
Western Mining Co. Ltd. (A Shares)	7,900	13,574
Western Securities Co. Ltd. (A Shares)	13,000	12,814
Western Superconducting Technologies Co. Ltd. (A Shares)	1,645	24,025
Will Semiconductor Ltd.	4,050	56,826
Wingtech Technology Co. Ltd. (A Shares)	4,100	35,708
Wuchan Zhongda Group Co. Ltd.	14,500	10,546
Wuhan DR Laser Technology Corp. Ltd. (A Shares)	700	14,757
Wuhan Guide Infrared Co. Ltd. (A Shares)	13,531	23,665
Wuliangye Yibin Co. Ltd. (A Shares)	14,400	448,233
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	9,723
WuXi AppTec Co. Ltd.	7,860	109,216
WuXi AppTec Co. Ltd. (H Shares) (b)	23,864	310,090
Wuxi Autowell Technology Co. Ltd. (A Shares)	600	19,160
Wuxi Shangji Automation Co. Ltd. (A Shares)	1,620	27,538
XCMG Construction Machinery Co. Ltd. (A Shares)	46,100	39,820
Xiamen C&D, Inc. (A Shares)	8,700	17,136
Xiamen Faratronic Co. Ltd. (A Shares)	900	23,971
Xiamen Tungsten Co. Ltd. (A Shares)	6,000	19,768
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	7,536	13,120
(H Shares)	61,616	62,952
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	6,800	7,734
Yangzhou Yangjie Electronic Technology Co. Ltd. (A Shares)	1,600	13,562
Yankuang Energy Group Co. Ltd.:
(A Shares)	12,100	61,690
(H Shares)	90,000	289,445
Yantai Jereh Oilfield Services (A Shares)	3,100	14,923
Yealink Network Technology Corp. Ltd.	2,950	26,764
Yifeng Pharmacy Chain Co. Ltd.	2,100	17,682
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	5,000	33,204
Yintai Gold Co. Ltd. (A Shares)	8,120	15,051
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,500	25,332
Yonyou Network Technology Co. Ltd. (A Shares)	13,020	47,441
Youngor Group Co. Ltd. (A Shares)	20,800	19,958
Youngy Co. Ltd. (A Shares) (a)	700	11,864
YTO Express Group Co. Ltd. (A Shares)	11,100	34,571
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	3,500	8,916
Yunda Holding Co. Ltd. (A Shares)	10,180	22,339
Yunnan Aluminium Co. Ltd. (A Shares)	12,100	24,254
Yunnan Baiyao Group Co. Ltd. (A Shares)	5,800	49,426
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	900	18,715
Yunnan Energy New Material Co. Ltd.	3,000	69,689
Yunnan Tin Co. Ltd. (A Shares)	4,300	9,724
Yunnan Yuntianhua Co. Ltd. (Series A) (a)	7,000	24,145
Zangge Mining Co. Ltd. (Series A)	6,100	25,308
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	2,200	101,536
Zhaojin Mining Industry Co. Ltd. (H Shares) (a)	71,500	82,283
Zhefu Holding Group Co. Ltd. (A Shares)	15,500	9,472
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	21,840	12,879
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	23,100	17,488
Zhejiang Chint Electric Co. Ltd. (A Shares)	7,000	33,461
Zhejiang Dahua Technology Co. Ltd. (A Shares)	13,200	24,825
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	12,965
Zhejiang Expressway Co. Ltd. (H Shares)	78,000	67,355
Zhejiang HangKe Technology, Inc. Co. (A Shares)	1,109	8,317
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	16,814
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	5,840	57,166
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	4,300	43,996
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,500	16,744
Zhejiang Juhua Co. Ltd. (A Shares)	11,400	28,025
Zhejiang NHU Co. Ltd. (A Shares)	10,632	30,722
Zhejiang Supcon Technology Co. Ltd. (A Shares)	1,968	26,895
Zhejiang Supor Cookware Co. Ltd.	1,700	13,032
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	6,240	18,014
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	5,900	20,005
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	2,300	19,373
Zhejiang Yongtai Technology Co. Ltd. (A Shares)	2,400	8,705
Zheshang Securities Co. Ltd.	16,700	26,411
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	42,700	142,317
Zhongji Innolight Co. Ltd. (A Shares)	1,900	8,215
Zhongtai Securities Co. Ltd. (A Shares)	15,500	15,903
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	4,183	34,764
(H Shares)	31,900	169,942
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	1,700	12,056
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	14,626
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares) (a)	7,300	7,856
Zijin Mining Group Co. Ltd.:
(A Shares)	72,100	126,657
(H Shares)	358,000	592,151
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	25,800	22,276
(H Shares)	46,000	25,589
ZTE Corp. (H Shares)	73,000	176,297
TOTAL CHINA		52,010,485
Colombia - 0.0%
Bancolombia SA	14,586	131,177
Interconexion Electrica SA ESP	27,677	112,865
TOTAL COLOMBIA		244,042
Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	2,304	6,397
TCS Group Holding PLC unit (a)(c)	6,170	10,412
TOTAL CYPRUS		16,809
Czech Republic - 0.0%
CEZ A/S	10,031	407,277
Komercni Banka A/S	4,501	151,365
MONETA Money Bank A/S (b)	19,849	73,239
TOTAL CZECH REPUBLIC		631,881
Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	200	424,102
Series B	304	661,289
Carlsberg A/S Series B	6,026	855,461
Chr. Hansen Holding A/S	6,375	469,179
Coloplast A/S Series B	7,398	893,194
Danske Bank A/S	42,708	886,902
Demant A/S (a)	5,763	162,420
DSV A/S	11,609	1,910,318
Genmab A/S (a)	4,072	1,595,804
Novo Nordisk A/S Series B	102,332	14,161,713
Novozymes A/S Series B	12,731	660,300
ORSTED A/S (b)	11,706	1,042,443
Pandora A/S	5,631	465,773
Rockwool International A/S Series B	531	151,322
Tryg A/S	21,980	502,707
Vestas Wind Systems A/S	62,686	1,834,292
TOTAL DENMARK		26,677,219
Egypt - 0.0%
Commercial International Bank SAE	155,799	255,587
Commercial International Bank SAE sponsored GDR	1,083	1,750
Eastern Co. SAE	62,936	37,328
EFG-Hermes Holding SAE	49,089	30,872
TOTAL EGYPT		325,537
Finland - 0.8%
Elisa Corp. (A Shares)	8,713	496,161
Fortum Corp.	27,427	411,925
Kesko Oyj	16,783	389,909
Kone OYJ (B Shares)	21,156	1,150,907
Neste OYJ	26,251	1,250,854
Nokia Corp.	334,919	1,584,412
Nordea Bank ABP	209,043	2,434,331
Orion Oyj (B Shares)	6,734	360,114
Sampo Oyj (A Shares)	29,667	1,553,602
Stora Enso Oyj (R Shares)	33,669	479,320
UPM-Kymmene Corp.	33,208	1,200,394
Wartsila Corp.	27,943	264,898
TOTAL FINLAND		11,576,827
France - 7.1%
Accor SA (a)	10,897	353,695
Aeroports de Paris SA (a)	1,738	268,777
Air Liquide SA	32,360	5,152,557
Alstom SA	19,589	582,482
Amundi SA (b)	3,624	236,390
Arkema SA	3,620	365,055
AXA SA	115,505	3,603,643
bioMerieux SA	2,466	250,290
BNP Paribas SA	68,737	4,720,986
Bollore SA	55,136	307,498
Bouygues SA	14,020	461,874
Bureau Veritas SA	18,013	513,854
Capgemini SA	10,159	1,920,614
Carrefour SA	37,106	705,792
Compagnie de St. Gobain	30,414	1,746,711
Compagnie Generale des Etablissements Michelin SCA Series B	42,133	1,332,238
Covivio	2,730	186,831
Credit Agricole SA	75,062	903,840
Danone SA	39,609	2,172,129
Dassault Aviation SA	1,643	279,896
Dassault Systemes SA	41,310	1,536,356
Edenred SA	15,449	839,601
Eiffage SA	5,131	546,437
Electricite de France SA	35,778	469,281
Engie SA	112,524	1,597,826
EssilorLuxottica SA	17,824	3,253,459
Eurazeo SA	2,501	174,693
Gecina SA	2,886	340,734
Getlink SE	27,440	463,282
Hermes International SCA	1,958	3,649,553
Ipsen SA	2,317	242,825
Kering SA	4,631	2,889,544
Klepierre SA	13,564	342,994
L'Oreal SA	14,926	6,163,119
La Francaise des Jeux SAEM (b)	6,902	294,513
Legrand SA	16,657	1,485,206
LVMH Moet Hennessy Louis Vuitton SE	17,146	14,968,037
Orange SA	123,695	1,309,034
Pernod Ricard SA	12,878	2,658,660
Publicis Groupe SA	14,010	986,053
Remy Cointreau SA	1,439	270,017
Renault SA (a)	11,910	482,182
Safran SA	21,154	3,041,849
Sanofi SA	70,396	6,893,491
Sartorius Stedim Biotech	1,731	600,124
Schneider Electric SA	33,658	5,459,853
SEB SA	1,477	153,908
Societe Generale Series A	49,329	1,468,356
Sodexo SA	5,495	543,743
Teleperformance	3,641	1,009,370
Thales SA	6,602	871,332
TotalEnergies SE (d)	153,861	9,511,809
Ubisoft Entertainment SA (a)	5,779	119,663
Valeo SA	12,690	275,712
Veolia Environnement SA	41,225	1,223,660
VINCI SA	32,966	3,724,814
Vivendi SA	44,550	477,448
Wendel SA	1,562	164,718
Worldline SA (a)(b)	14,725	668,013
TOTAL FRANCE		107,236,421
Germany - 5.0%
adidas AG	10,682	1,719,975
Allianz SE	25,252	6,038,103
BASF AG	56,984	3,267,203
Bayer AG	60,800	3,784,492
Bayerische Motoren Werke AG (BMW)	19,674	2,004,086
Bechtle AG	4,802	201,354
Beiersdorf AG	6,141	746,608
Brenntag SE	9,485	708,037
Carl Zeiss Meditec AG	2,449	351,308
Commerzbank AG (a)	64,819	737,447
Continental AG	6,901	484,555
Covestro AG (b)	12,218	562,572
Daimler Truck Holding AG (a)	27,482	919,317
Delivery Hero AG (a)(b)	10,486	629,500
Deutsche Bank AG	128,351	1,703,465
Deutsche Borse AG	11,750	2,102,572
Deutsche Lufthansa AG (a)	37,787	398,929
Deutsche Post AG	61,520	2,648,847
Deutsche Telekom AG	200,479	4,466,430
E.ON SE	138,432	1,502,857
Evonik Industries AG	13,441	297,508
Fresenius Medical Care AG & Co. KGaA	12,509	469,772
Fresenius SE & Co. KGaA	26,082	752,259
GEA Group AG	9,225	414,697
Hannover Reuck SE	3,657	740,277
HeidelbergCement AG	9,219	632,584
HelloFresh AG (a)	10,154	244,843
Henkel AG & Co. KGaA	6,116	408,661
Infineon Technologies AG	80,994	2,916,630
Knorr-Bremse AG	4,507	296,236
LEG Immobilien AG	4,542	353,450
Mercedes-Benz Group AG (Germany)	49,631	3,693,143
Merck KGaA	8,012	1,672,331
MTU Aero Engines AG	3,369	838,005
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,675	3,121,670
Nemetschek SE	3,408	181,064
Puma AG	6,341	429,886
Rational AG	301	196,994
Rheinmetall AG	2,667	620,478
RWE AG	39,951	1,772,055
SAP SE	64,556	7,652,470
Scout24 AG (b)	5,013	290,915
Siemens AG	47,354	7,396,945
Siemens Energy AG	27,325	567,986
Siemens Healthineers AG (b)	17,565	941,987
Symrise AG	8,295	881,838
Telefonica Deutschland Holding AG	68,012	199,932
United Internet AG	6,450	149,288
Volkswagen AG	1,799	314,897
Vonovia SE	44,518	1,257,540
Zalando SE (a)(b)	13,896	643,409
TOTAL GERMANY		75,327,407
Greece - 0.1%
Alpha Bank SA (a)	134,557	181,904
Eurobank Ergasias Services and Holdings SA (a)	158,535	213,716
Ff Group (a)(c)	256	0
Hellenic Telecommunications Organization SA	11,428	179,775
Jumbo SA	7,698	137,919
Mytilineos SA	5,824	150,058
National Bank of Greece SA (a)	32,635	154,192
OPAP SA	11,927	178,678
Public Power Corp. of Greece (a)	13,614	108,043
Terna Energy SA	3,408	74,100
TOTAL GREECE		1,378,385
Hong Kong - 1.8%
AIA Group Ltd.	738,800	8,354,090
Beijing Enterprises Holdings Ltd.	33,000	112,062
BOC Hong Kong (Holdings) Ltd.	231,000	807,319
BYD Electronic International Co. Ltd.	42,000	145,578
China Everbright International Ltd.	214,888	95,557
China Jinmao Holdings Group Ltd.	350,850	80,589
China Merchants Holdings International Co. Ltd.	80,257	112,506
China Overseas Land and Investment Ltd.	236,500	638,614
China Power International Development Ltd.	332,805	143,075
China Resources Beer Holdings Co. Ltd.	100,000	752,828
China Resources Pharmaceutical Group Ltd. (b)	93,000	70,052
China Resources Power Holdings Co. Ltd.	120,000	249,954
China Taiping Insurance Group Ltd.	103,200	142,935
China Traditional Chinese Medicine Holdings Co. Ltd.	172,000	82,407
CITIC Pacific Ltd.	369,000	431,794
CLP Holdings Ltd.	102,500	761,568
CSPC Pharmaceutical Group Ltd.	555,760	633,679
Far East Horizon Ltd.	97,000	87,618
Fosun International Ltd.	149,000	138,338
Galaxy Entertainment Group Ltd.	135,000	939,775
Ganfeng Lithium Group Co. Ltd. (H Shares) (b)	15,860	144,852
Guangdong Investment Ltd.	176,000	191,210
Hang Lung Properties Ltd.	123,000	231,922
Hang Seng Bank Ltd.	48,100	801,020
Henderson Land Development Co. Ltd.	85,010	314,027
Hong Kong & China Gas Co. Ltd.	687,865	690,630
Hong Kong Exchanges and Clearing Ltd.	74,549	3,353,034
Hua Hong Semiconductor Ltd. (a)(b)	36,000	139,205
Lenovo Group Ltd.	462,000	370,556
Link (REIT)	134,050	1,072,985
MTR Corp. Ltd.	93,445	500,072
New World Development Co. Ltd.	92,267	275,777
Power Assets Holdings Ltd.	85,000	480,944
Sino Land Ltd.	232,782	302,495
Sun Hung Kai Properties Ltd.	88,500	1,255,075
Swire Pacific Ltd. (A Shares)	31,000	284,081
Swire Properties Ltd.	66,400	186,621
Techtronic Industries Co. Ltd.	85,500	1,102,247
Yuexiu Property Co. Ltd.	84,800	123,359
TOTAL HONG KONG		26,600,450
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	25,693	191,522
OTP Bank PLC	13,667	411,194
Richter Gedeon PLC	8,646	194,887
TOTAL HUNGARY		797,603
India - 3.6%
ABB India Ltd.	3,122	108,880
ACC Ltd.	4,475	108,147
Adani Enterprises Ltd.	17,551	641,439
Adani Green Energy Ltd. (a)	19,613	295,433
Adani Ports & Special Economic Zone Ltd.	33,346	251,007
Adani Power Ltd. (a)	47,234	129,968
Adani Total Gas Ltd.	17,001	440,137
Adani Transmissions Ltd. (a)	17,275	377,036
Ambuja Cements Ltd.	37,614	185,446
Apollo Hospitals Enterprise Ltd.	6,206	324,548
Asian Paints Ltd.	23,800	796,477
AU Small Finance Bank Ltd. (b)	10,166	77,451
Aurobindo Pharma Ltd.	15,801	79,170
Avenue Supermarts Ltd. (a)(b)	9,924	427,158
Axis Bank Ltd.	141,020	1,510,387
Bajaj Auto Ltd.	4,328	202,814
Bajaj Finance Ltd.	16,902	1,224,416
Bajaj Finserv Ltd.	23,581	389,654
Bajaj Holdings & Investment Ltd.	1,603	115,720
Balkrishna Industries Ltd.	4,421	120,615
Bandhan Bank Ltd. (a)(b)	40,248	120,891
Berger Paints India Ltd.	14,521	97,881
Bharat Electronics Ltd.	229,434	267,523
Bharat Forge Ltd.	16,296	174,915
Bharat Petroleum Corp. Ltd.	54,454	229,039
Bharti Airtel Ltd.	136,165	1,285,771
Biocon Ltd.	24,910	71,817
Britannia Industries Ltd.	6,578	348,389
Cholamandalam Investment and Finance Co. Ltd.	24,258	210,699
Cipla Ltd./India	30,312	378,665
Coal India Ltd.	93,903	259,754
Colgate-Palmolive Ltd.	8,154	145,190
Container Corp. of India Ltd.	16,273	125,593
Dabur India Ltd.	39,715	271,751
Divi's Laboratories Ltd.	8,097	329,699
DLF Ltd.	38,327	167,846
Dr. Reddy's Laboratories Ltd.	7,023	373,250
Eicher Motors Ltd.	8,543	342,243
GAIL India Ltd.	159,257	186,145
Godrej Consumer Products Ltd. (a)	25,970	290,929
Godrej Properties Ltd. (a)	7,362	107,025
Grasim Industries Ltd.	16,558	323,344
Havells India Ltd.	16,235	235,590
HCL Technologies Ltd.	66,642	920,920
HDFC Standard Life Insurance Co. Ltd. (b)	59,738	424,244
Hero Motocorp Ltd.	6,762	229,450
Hindalco Industries Ltd.	84,877	490,971
Hindustan Petroleum Corp. Ltd. (a)	39,406	114,890
Hindustan Unilever Ltd.	50,973	1,611,635
Housing Development Finance Corp. Ltd.	106,538	3,437,007
ICICI Bank Ltd.	318,214	3,262,622
ICICI Lombard General Insurance Co. Ltd. (b)	15,253	211,486
ICICI Prudential Life Insurance Co. Ltd. (b)	23,276	129,261
Indian Oil Corp. Ltd.	174,739	175,167
Indian Railway Catering & Tourism Corp. Ltd.	14,494	113,451
Indraprastha Gas Ltd.	20,882	108,946
Indus Towers Ltd.	39,045	73,449
Info Edge India Ltd.	4,201	189,990
Infosys Ltd.	208,269	3,931,147
InterGlobe Aviation Ltd. (a)(b)	5,797	151,078
ITC Ltd.	180,810	781,966
Jindal Steel & Power Ltd.	25,991	186,835
JSW Steel Ltd. (a)	45,310	399,164
Jubilant Foodworks Ltd.	23,259	139,359
Kotak Mahindra Bank Ltd.	34,047	724,398
Larsen & Toubro Ltd.	42,708	1,114,155
Ltimindtree Ltd. (b)	5,675	305,655
Lupin Ltd.	12,568	113,613
Mahindra & Mahindra Ltd.	53,765	910,752
Marico Ltd.	30,791	188,100
Maruti Suzuki India Ltd.	7,484	817,578
Mphasis BFL Ltd.	5,423	138,672
MRF Ltd.	116	129,332
Muthoot Finance Ltd.	7,549	96,833
Nestle India Ltd.	2,092	487,736
NTPC Ltd.	241,698	507,305
Oil & Natural Gas Corp. Ltd.	153,522	274,136
Page Industries Ltd.	388	190,569
Petronet LNG Ltd.	42,943	114,555
PI Industries Ltd.	4,881	179,625
Pidilite Industries Ltd.	9,397	262,716
Power Grid Corp. of India Ltd.	194,837	518,147
Reliance Industries Ltd.	188,219	5,441,170
Samvardhana Motherson International Ltd.	123,787	114,923
SBI Cards & Payment Services Ltd.	15,368	136,393
SBI Life Insurance Co. Ltd. (b)	28,035	419,413
Shree Cement Ltd.	652	189,706
Shriram Transport Finance Co. Ltd.	15,042	237,802
Siemens Ltd.	4,298	154,363
SRF Ltd.	9,375	251,525
State Bank of India	109,402	744,532
Sun Pharmaceutical Industries Ltd.	59,667	757,075
Tata Consultancy Services Ltd.	56,497	2,336,795
Tata Consumer Products Ltd.	35,483	317,511
Tata Elxsi Ltd.	2,099	171,539
Tata Motors Ltd. (a)	103,461	577,411
Tata Power Co. Ltd./The	91,225	238,865
Tata Steel Ltd.	449,658	663,637
Tech Mahindra Ltd.	36,554	457,402
The Indian Hotels Co. Ltd.	51,378	190,174
Titan Co. Ltd.	21,757	635,933
Torrent Pharmaceuticals Ltd.	6,058	113,060
Trent Ltd.	11,632	170,953
Tube Investments of India Ltd.	6,524	209,369
Tvs Motor Co. Ltd.	13,168	167,767
Ultratech Cement Ltd.	6,316	549,428
United Spirits Ltd. (a)	18,631	175,854
UPL Ltd.	29,635	275,448
Varun Beverages Ltd.	13,883	195,393
Vedanta Ltd.	45,519	186,384
Wipro Ltd.	85,032	417,263
Yes Bank Ltd. (a)	688,520	145,974
Zomato Ltd. (a)	184,510	113,302
TOTAL INDIA		55,063,131
Indonesia - 0.5%
PT Adaro Energy Indonesia Tbk	876,400	173,655
PT Aneka Tambang Tbk	468,600	72,609
PT Astra International Tbk	1,240,600	498,414
PT Bank Central Asia Tbk	3,446,100	1,955,693
PT Bank Jago Tbk (a)	264,300	56,907
PT Bank Mandiri (Persero) Tbk	1,165,600	776,681
PT Bank Negara Indonesia (Persero) Tbk	465,300	285,225
PT Bank Rakyat Indonesia (Persero) Tbk	4,250,310	1,303,434
PT Barito Pacific Tbk	1,625,195	89,623
PT Charoen Pokphand Indonesia Tbk	440,600	171,406
PT Indah Kiat Pulp & Paper Tbk	165,100	92,005
PT Indofood CBP Sukses Makmur Tbk	138,300	93,254
PT Indofood Sukses Makmur Tbk	295,800	132,932
PT Kalbe Farma Tbk	1,395,800	192,173
PT Merdeka Copper Gold Tbk (a)	716,561	226,935
PT Sarana Menara Nusantara Tbk	1,370,700	102,660
PT Semen Indonesia (Persero) Tbk	190,482	94,358
PT Sumber Alfaria Trijaya Tbk	1,048,400	198,182
PT Telkom Indonesia Persero Tbk	3,103,800	802,124
PT Unilever Indonesia Tbk	453,800	141,260
PT United Tractors Tbk	98,600	161,877
PT Vale Indonesia Tbk (a)	152,100	75,851
TOTAL INDONESIA		7,697,258
Ireland - 0.5%
AIB Group PLC	64,599	269,679
Bank of Ireland Group PLC	65,593	697,834
CRH PLC	43,938	2,052,895
CRH PLC sponsored ADR (d)	3,009	141,664
DCC PLC (United Kingdom)	6,238	354,225
Flutter Entertainment PLC (a)	1,649	255,138
Flutter Entertainment PLC (Ireland) (a)	8,698	1,345,593
James Hardie Industries PLC CDI	27,290	612,348
Kerry Group PLC Class A	9,817	917,199
Kingspan Group PLC (Ireland)	9,615	614,633
Smurfit Kappa Group PLC	15,104	631,033
TOTAL IRELAND		7,892,241
Isle of Man - 0.0%
Entain PLC	36,596	674,856
Israel - 0.4%
Azrieli Group	2,487	159,236
Bank Hapoalim BM (Reg.)	78,918	706,493
Bank Leumi le-Israel BM	95,860	842,332
Bezeq The Israel Telecommunication Corp. Ltd.	132,194	218,495
Check Point Software Technologies Ltd. (a)	6,253	795,382
CyberArk Software Ltd. (a)	2,515	354,313
Elbit Systems Ltd. (Israel)	1,656	276,972
Icl Group Ltd.	43,132	339,893
Israel Discount Bank Ltd. (Class A)	75,236	382,321
Mizrahi Tefahot Bank Ltd.	9,321	306,231
NICE Ltd. (a)	3,662	754,330
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	68,717	724,277
Tower Semiconductor Ltd. (a)	6,583	276,545
Wix.com Ltd. (a)	3,534	307,387
ZIM Integrated Shipping Services Ltd. (d)	5,311	100,643
TOTAL ISRAEL		6,544,850
Italy - 1.1%
Amplifon SpA	7,721	212,113
Assicurazioni Generali SpA	67,686	1,317,169
DiaSorin SpA	1,586	205,613
Enel SpA	501,454	2,952,621
Eni SpA	153,815	2,366,941
FinecoBank SpA	37,590	672,245
Infrastrutture Wireless Italiane SpA (b)	21,795	238,011
Intesa Sanpaolo SpA	1,025,240	2,695,633
Mediobanca SpA	38,044	407,640
Moncler SpA	12,580	782,287
Nexi SpA (a)(b)	36,507	319,890
Poste Italiane SpA (b)	33,830	359,912
Prysmian SpA	15,731	639,613
Recordati SpA	6,557	286,064
Snam SpA	122,136	622,103
Telecom Italia SpA (a)	615,171	177,113
Terna - Rete Elettrica Nazionale	86,500	681,967
UniCredit SpA	119,367	2,331,373
TOTAL ITALY		17,268,308
Japan - 13.6%
Advantest Corp.	11,900	853,004
AEON Co. Ltd. (d)	40,800	836,469
AGC, Inc.	12,100	445,834
Aisin Seiki Co. Ltd.	9,200	268,415
Ajinomoto Co., Inc.	28,300	933,011
Ana Holdings, Inc. (a)	9,500	210,261
Asahi Group Holdings	28,500	941,135
ASAHI INTECC Co. Ltd.	13,500	236,846
Asahi Kasei Corp.	76,800	581,962
Astellas Pharma, Inc.	114,100	1,679,567
Azbil Corp.	7,300	205,849
Bandai Namco Holdings, Inc.	12,400	829,235
Bridgestone Corp.	35,400	1,321,595
Brother Industries Ltd.	15,000	232,984
Canon, Inc.	62,000	1,375,926
Capcom Co. Ltd.	10,800	349,961
Central Japan Railway Co.	9,000	1,097,773
Chiba Bank Ltd.	31,200	236,072
Chubu Electric Power Co., Inc.	40,000	430,843
Chugai Pharmaceutical Co. Ltd.	41,800	1,083,669
Concordia Financial Group Ltd.	63,800	280,361
CyberAgent, Inc.	27,700	259,049
Dai Nippon Printing Co. Ltd.	13,900	328,174
Dai-ichi Mutual Life Insurance Co.	60,800	1,426,537
Daifuku Co. Ltd.	6,200	341,395
Daiichi Sankyo Kabushiki Kaisha	108,500	3,407,652
Daikin Industries Ltd.	15,400	2,674,899
Daito Trust Construction Co. Ltd.	3,900	385,393
Daiwa House Industry Co. Ltd.	37,000	888,556
Daiwa House REIT Investment Corp.	130	282,845
Daiwa Securities Group, Inc.	83,700	394,989
DENSO Corp.	26,900	1,452,753
Dentsu Group, Inc.	13,600	438,041
Disco Corp.	1,800	540,779
East Japan Railway Co.	18,800	1,048,255
Eisai Co. Ltd.	15,700	971,359
ENEOS Holdings, Inc.	188,500	674,867
FANUC Corp.	11,900	2,102,607
Fast Retailing Co. Ltd.	3,600	2,186,494
Fuji Electric Co. Ltd.	8,100	327,872
FUJIFILM Holdings Corp.	22,400	1,185,435
Fujitsu Ltd.	12,200	1,737,029
GLP J-REIT	271	306,653
GMO Payment Gateway, Inc.	2,600	240,583
Hakuhodo DY Holdings, Inc.	14,900	161,029
Hamamatsu Photonics K.K.	8,700	464,844
Hankyu Hanshin Holdings, Inc.	13,900	413,142
Hikari Tsushin, Inc.	1,300	185,560
Hirose Electric Co. Ltd.	1,810	235,634
Hitachi Construction Machinery Co. Ltd.	6,200	146,217
Hitachi Ltd.	60,000	3,146,548
Honda Motor Co. Ltd.	100,600	2,488,493
Hoshizaki Corp.	6,300	226,462
Hoya Corp.	22,400	2,463,371
Hulic Co. Ltd.	23,000	189,055
Ibiden Co. Ltd.	7,200	281,008
Idemitsu Kosan Co. Ltd.	13,066	326,660
Iida Group Holdings Co. Ltd.	8,500	141,699
INPEX Corp.	63,500	697,779
Isuzu Motors Ltd.	36,300	459,026
ITO EN Ltd.	3,200	114,175
Itochu Corp.	73,400	2,372,423
ITOCHU Techno-Solutions Corp.	5,700	141,118
Japan Airlines Co. Ltd. (a)	9,500	201,472
Japan Exchange Group, Inc.	30,800	471,381
Japan Post Bank Co. Ltd.	24,300	215,903
Japan Post Holdings Co. Ltd.	145,000	1,273,022
Japan Post Insurance Co. Ltd.	11,700	208,728
Japan Real Estate Investment Corp.	78	334,424
Japan Retail Fund Investment Corp.	436	337,065
Japan Tobacco, Inc.	74,200	1,513,081
JFE Holdings, Inc.	31,200	411,392
JSR Corp.	11,200	252,002
Kajima Corp.	26,800	329,139
Kakaku.com, Inc.	8,700	145,047
Kansai Electric Power Co., Inc.	43,300	416,420
Kao Corp.	29,600	1,196,486
KDDI Corp.	99,700	3,114,972
Keio Corp.	6,500	238,579
Keisei Electric Railway Co.	8,100	236,269
Keyence Corp.	12,000	5,524,427
Kikkoman Corp.	8,900	470,740
Kintetsu Group Holdings Co. Ltd.	10,600	345,189
Kirin Holdings Co. Ltd.	51,400	792,060
Kobayashi Pharmaceutical Co. Ltd.	3,200	229,735
Kobe Bussan Co. Ltd.	9,700	280,056
Koei Tecmo Holdings Co. Ltd.	6,580	119,665
Koito Manufacturing Co. Ltd.	12,400	209,165
Komatsu Ltd.	57,300	1,408,117
Konami Group Corp.	5,700	280,289
Kose Corp.	2,100	231,699
Kubota Corp.	63,300	951,291
Kurita Water Industries Ltd.	6,500	293,919
Kyocera Corp.	19,900	1,032,639
Kyowa Hakko Kirin Co., Ltd.	17,100	381,347
Lasertec Corp.	4,700	889,818
LIXIL Group Corp.	18,000	310,748
M3, Inc.	27,430	750,016
Makita Corp.	13,900	370,252
Marubeni Corp.	95,700	1,174,104
Mazda Motor Corp.	35,900	285,764
McDonald's Holdings Co. (Japan) Ltd.	5,100	201,488
Meiji Holdings Co. Ltd.	7,000	361,009
Minebea Mitsumi, Inc.	23,000	400,952
Misumi Group, Inc.	17,500	440,431
Mitsubishi Chemical Holdings Corp.	78,100	438,254
Mitsubishi Corp.	78,000	2,611,905
Mitsubishi Electric Corp.	120,500	1,328,001
Mitsubishi Estate Co. Ltd.	73,000	938,278
Mitsubishi Heavy Industries Ltd.	19,500	764,595
Mitsubishi UFJ Financial Group, Inc.	738,300	5,407,960
Mitsubishi UFJ Lease & Finance Co. Ltd.	38,300	195,489
Mitsui & Co. Ltd.	88,100	2,599,192
Mitsui Chemicals, Inc.	11,000	258,924
Mitsui Fudosan Co. Ltd.	55,200	1,034,650
Mitsui OSK Lines Ltd.	21,600	536,085
Mizuho Financial Group, Inc.	148,310	2,316,671
MonotaRO Co. Ltd.	15,300	231,770
MS&AD Insurance Group Holdings, Inc.	27,500	882,027
Murata Manufacturing Co. Ltd.	35,700	2,039,916
NEC Corp.	15,300	552,753
Nexon Co. Ltd.	29,600	713,732
NGK Insulators Ltd.	13,600	188,242
Nidec Corp.	27,700	1,535,102
Nihon M&A Center Holdings, Inc.	18,500	189,133
Nintendo Co. Ltd.	68,300	2,961,338
Nippon Building Fund, Inc.	95	415,185
Nippon Express Holdings, Inc.	4,800	278,557
Nippon Paint Holdings Co. Ltd.	50,900	464,691
Nippon Prologis REIT, Inc.	132	299,527
Nippon Sanso Holdings Corp.	10,100	164,740
Nippon Shinyaku Co. Ltd.	3,200	164,692
Nippon Steel & Sumitomo Metal Corp.	50,200	1,044,900
Nippon Telegraph & Telephone Corp.	73,900	2,215,930
Nippon Yusen KK	30,600	727,939
Nissan Chemical Corp.	8,100	382,398
Nissan Motor Co. Ltd.	143,700	516,306
Nisshin Seifun Group, Inc.	11,500	144,043
Nissin Food Holdings Co. Ltd.	3,900	304,893
Nitori Holdings Co. Ltd.	5,000	661,779
Nitto Denko Corp.	9,140	590,786
Nomura Holdings, Inc.	176,800	705,579
Nomura Real Estate Holdings, Inc.	7,100	156,487
Nomura Real Estate Master Fund, Inc.	265	309,908
Nomura Research Institute Ltd.	24,500	588,186
NTT Data Corp.	39,600	614,251
Obayashi Corp.	41,000	318,026
OBIC Co. Ltd.	4,300	689,405
Odakyu Electric Railway Co. Ltd.	17,200	226,135
Oji Holdings Corp.	45,900	189,693
Olympus Corp.	76,000	1,428,772
OMRON Corp.	11,400	659,611
Ono Pharmaceutical Co. Ltd.	22,200	481,711
Open House Group Co. Ltd.	4,900	185,368
Oracle Corp. Japan	2,400	164,416
Oriental Land Co. Ltd.	12,400	2,066,088
ORIX Corp.	72,900	1,281,800
Osaka Gas Co. Ltd.	22,600	364,694
Otsuka Corp.	7,000	230,297
Otsuka Holdings Co. Ltd.	24,300	779,554
Pan Pacific International Holdings Ltd.	23,290	430,705
Panasonic Holdings Corp.	136,700	1,267,670
Persol Holdings Co. Ltd.	11,000	241,181
Rakuten Group, Inc.	53,400	272,257
Recruit Holdings Co. Ltd.	89,300	2,871,912
Renesas Electronics Corp. (a)	71,100	731,342
Resona Holdings, Inc.	131,800	729,345
Ricoh Co. Ltd.	36,000	279,454
ROHM Co. Ltd.	5,400	432,710
SBI Holdings, Inc. Japan	15,300	324,349
SCSK Corp.	9,300	151,473
Secom Co. Ltd.	12,700	756,613
Seiko Epson Corp.	17,400	269,839
Sekisui Chemical Co. Ltd.	23,000	322,191
Sekisui House Ltd.	37,800	714,392
Seven & i Holdings Co. Ltd.	46,800	2,209,564
SG Holdings Co. Ltd.	17,800	274,678
Sharp Corp.	14,200	118,031
Shimadzu Corp.	14,600	448,674
SHIMANO, Inc.	4,500	802,510
SHIMIZU Corp.	31,800	178,261
Shin-Etsu Chemical Co. Ltd.	23,300	3,434,959
Shionogi & Co. Ltd.	16,600	791,065
Shiseido Co. Ltd.	24,900	1,294,203
Shizuoka Financial Group	28,300	239,747
SMC Corp.	3,600	1,828,480
SoftBank Corp.	176,700	2,021,819
SoftBank Group Corp.	74,600	3,531,719
Sompo Holdings, Inc.	19,400	835,148
Sony Group Corp.	78,000	6,969,424
Square Enix Holdings Co. Ltd.	5,300	250,644
Subaru Corp.	37,500	616,187
Sumco Corp.	22,700	336,341
Sumitomo Chemical Co. Ltd.	92,000	353,154
Sumitomo Corp.	69,300	1,243,930
Sumitomo Electric Industries Ltd.	44,800	538,324
Sumitomo Metal Mining Co. Ltd.	15,000	609,049
Sumitomo Mitsui Financial Group, Inc.	80,400	3,494,272
Sumitomo Mitsui Trust Holdings, Inc.	20,400	743,144
Sumitomo Realty & Development Co. Ltd.	19,200	468,041
Suntory Beverage & Food Ltd.	8,900	300,533
Suzuki Motor Corp.	22,900	858,571
Sysmex Corp.	10,400	690,405
T&D Holdings, Inc.	33,400	534,609
Taisei Corp.	10,900	376,290
Takeda Pharmaceutical Co. Ltd.	92,977	2,922,955
TDK Corp.	24,176	863,719
Terumo Corp.	40,300	1,173,148
TIS, Inc.	13,800	397,928
Tobu Railway Co. Ltd.	11,900	279,211
Toho Co. Ltd.	7,100	262,228
Tokio Marine Holdings, Inc.	113,600	2,379,319
Tokyo Electric Power Co., Inc. (a)	95,500	357,627
Tokyo Electron Ltd.	9,200	3,215,624
Tokyo Gas Co. Ltd.	24,500	513,023
Tokyu Corp.	32,700	420,502
Toppan, Inc.	15,300	246,516
Toray Industries, Inc.	84,900	521,630
Toshiba Corp.	24,200	831,189
Tosoh Corp.	16,100	210,643
Toto Ltd.	8,700	338,107
Toyota Industries Corp.	8,800	535,679
Toyota Motor Corp.	654,700	9,614,742
Toyota Tsusho Corp.	13,200	558,917
Trend Micro, Inc.	8,100	401,064
Unicharm Corp.	25,000	953,641
USS Co. Ltd.	13,200	217,116
Welcia Holdings Co. Ltd.	5,500	122,929
West Japan Railway Co.	13,500	565,360
Yakult Honsha Co. Ltd.	7,800	556,826
Yamaha Corp.	8,900	346,069
Yamaha Motor Co. Ltd.	18,500	455,668
Yamato Holdings Co. Ltd.	17,900	313,195
Yaskawa Electric Corp.	15,200	594,155
Yokogawa Electric Corp.	14,700	258,126
Z Holdings Corp.	163,300	475,157
ZOZO, Inc.	7,900	204,793
TOTAL JAPAN		206,151,912
Korea (South) - 3.1%
AMOREPACIFIC Corp.	1,562	185,443
BGF Retail Co. Ltd.	449	67,972
Celltrion Healthcare Co. Ltd.	5,737	268,167
Celltrion Pharm, Inc. (a)	1,415	73,779
Celltrion, Inc.	6,417	845,890
Cheil Worldwide, Inc.	3,890	69,432
CJ CheilJedang Corp.	495	138,708
CJ Corp.	1,017	68,095
Coway Co. Ltd.	3,224	146,025
Db Insurance Co. Ltd.	2,752	146,479
Doosan Bobcat, Inc.	3,097	87,780
Doosan Heavy Industries & Construction Co. Ltd. (a)	25,664	350,520
E-Mart, Inc.	1,144	97,106
Ecopro BM Co. Ltd.	3,021	246,353
F&F Co. Ltd.	1,051	130,221
GS Holdings Corp.	2,573	92,342
Hana Financial Group, Inc.	18,507	734,335
Hankook Tire Co. Ltd.	4,228	111,440
Hanmi Pharm Co. Ltd.	420	87,639
Hanon Systems	11,205	83,490
Hanwha Solutions Corp. (a)	6,974	258,136
HD Hyundai Co. Ltd.	2,816	139,811
HLB, Inc. (a)	7,379	183,382
HMM Co. Ltd.	16,427	291,774
Hotel Shilla Co.	1,862	120,182
HYBE Co. Ltd. (a)	1,105	173,641
Hyundai Engineering & Construction Co. Ltd.	4,675	145,165
Hyundai Glovis Co. Ltd.	1,126	152,198
Hyundai Heavy Industries Co. Ltd. (a)	1,049	95,105
Hyundai Mipo Dockyard Co. Ltd. (a)	1,463	95,959
Hyundai Mobis	3,810	636,282
Hyundai Motor Co.	8,422	1,146,698
Hyundai Steel Co.	5,608	156,458
Iljin Materials Co. Ltd.	1,295	66,508
Industrial Bank of Korea	15,888	132,443
Kakao Corp.	19,335	972,084
Kakao Games Corp. (a)	2,160	82,018
KakaoBank Corp. (a)	8,783	194,636
Kangwon Land, Inc. (a)	5,722	109,511
KB Financial Group, Inc.	24,149	1,099,185
Kia Corp.	16,364	890,455
Korea Aerospace Industries Ltd.	4,664	182,790
Korea Electric Power Corp. (a)	15,813	254,993
Korea Investment Holdings Co. Ltd.	2,344	119,468
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,508	162,690
Korea Zinc Co. Ltd.	555	244,143
Korean Air Lines Co. Ltd. (a)	11,294	223,193
KRAFTON, Inc. (a)	1,812	265,804
KT&G Corp.	6,821	511,029
Kumho Petro Chemical Co. Ltd.	1,209	145,235
L&F Co. Ltd. (a)	1,480	249,547
LG Chemical Ltd.	2,958	1,667,468
LG Corp.	6,024	405,186
LG Display Co. Ltd.	13,786	153,322
LG Electronics, Inc.	6,711	549,226
LG Energy Solution (a)	2,160	917,636
LG H & H Co. Ltd.	526	318,503
LG Innotek Co. Ltd.	883	196,483
LG Uplus Corp.	12,020	108,567
Lotte Chemical Corp.	1,249	180,107
Lotte Shopping Co. Ltd.	712	54,498
Meritz Fire & Marine Insurance Co. Ltd.	2,110	93,008
Meritz Securities Co. Ltd.	14,153	73,792
Mirae Asset Securities Co. Ltd.	18,991	105,298
NAVER Corp.	8,089	1,342,151
NCSOFT Corp.	1,042	385,206
Netmarble Corp. (b)	1,298	64,573
NH Investment & Securities Co. Ltd.	8,755	65,519
Orion Corp./Republic of Korea	1,437	145,277
Pan Ocean Co., Ltd. (Korea)	16,856	82,932
Pearl Abyss Corp. (a)	1,612	59,675
POSCO	4,819	1,182,713
POSCO Chemtech Co. Ltd.	1,712	313,426
S-Oil Corp.	2,799	201,668
S1 Corp.	1,067	49,863
Samsung Biologics Co. Ltd. (a)(b)	1,110	715,831
Samsung C&T Corp.	5,243	505,759
Samsung Electro-Mechanics Co. Ltd.	3,573	416,792
Samsung Electronics Co. Ltd.	296,408	14,746,141
Samsung Engineering Co. Ltd. (a)	9,851	207,643
Samsung Fire & Marine Insurance Co. Ltd.	1,934	318,502
Samsung Heavy Industries Co. Ltd. (a)	36,625	172,871
Samsung Life Insurance Co. Ltd.	5,089	292,627
Samsung SDI Co. Ltd.	3,411	1,909,199
Samsung SDS Co. Ltd.	2,072	211,036
Samsung Securities Co. Ltd.	3,566	96,954
SD Biosensor, Inc.	2,263	52,782
Shinhan Financial Group Co. Ltd.	28,820	973,342
SK Biopharmaceuticals Co. Ltd. (a)	1,932	113,892
SK Bioscience Co. Ltd. (a)	1,360	83,360
SK Hynix, Inc.	33,798	2,442,095
SK IE Technology Co. Ltd. (a)(b)	1,463	80,328
SK Innovation Co., Ltd. (a)	3,478	461,715
SK Square Co. Ltd. (a)	6,335	187,442
SK, Inc.	2,439	394,049
SKC Co. Ltd.	1,252	97,482
Woori Financial Group, Inc.	34,604	360,508
Yuhan Corp.	3,110	132,217
TOTAL KOREA (SOUTH)		47,220,403
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	86,992	168,427
Boubyan Bank KSC	77,155	198,164
Gulf Bank	103,716	106,349
Kuwait Finance House KSCP	458,553	1,255,857
Mabanee Co. SAKC	36,370	101,872
Mobile Telecommunication Co.	135,875	246,600
National Bank of Kuwait	442,470	1,590,138
TOTAL KUWAIT		3,667,407
Luxembourg - 0.2%
Allegro.eu SA (a)(b)	22,540	155,897
ArcelorMittal SA (Netherlands)	32,991	1,017,164
Aroundtown SA	61,560	170,592
Eurofins Scientific SA	8,480	606,059
Reinet Investments SCA	8,159	154,510
Tenaris SA	29,533	523,347
TOTAL LUXEMBOURG		2,627,569
Malaysia - 0.4%
AMMB Holdings Bhd	103,300	99,008
Axiata Group Bhd	165,460	117,880
CIMB Group Holdings Bhd	422,043	570,034
Dialog Group Bhd	229,400	140,285
DiGi.com Bhd	203,800	201,558
Genting Bhd	128,900	150,020
Genting Malaysia Bhd	170,900	114,102
Hap Seng Consolidated Bhd	37,700	65,470
Hartalega Holdings Bhd	96,000	36,362
Hong Leong Bank Bhd	41,000	197,513
Hong Leong Credit Bhd	13,100	56,846
IHH Healthcare Bhd	101,000	140,423
Inari Amertron Bhd	167,900	102,905
IOI Corp. Bhd	165,500	148,506
Kuala Lumpur Kepong Bhd	26,000	130,799
Malayan Banking Bhd	287,498	589,655
Malaysia Airports Holdings Bhd (a)	49,100	81,392
Maxis Bhd	158,300	147,257
MISC Bhd	79,300	136,204
MR DIY Group M Sdn Bhd (b)	165,100	73,746
Nestle (Malaysia) Bhd	4,500	143,623
Petronas Chemicals Group Bhd	152,100	298,487
Petronas Dagangan Bhd	17,100	87,439
Petronas Gas Bhd	46,500	183,539
PPB Group Bhd	37,440	155,555
Press Metal Bhd	228,300	278,472
Public Bank Bhd	906,100	901,948
QL Resources Bhd	65,500	90,764
RHB Bank Bhd	81,547	110,086
Sime Darby Bhd	161,900	87,922
Sime Darby Plantation Bhd	123,316	125,379
Telekom Malaysia Bhd	68,521	84,057
Tenaga Nasional Bhd	164,300	363,071
Top Glove Corp. Bhd	339,700	66,388
TOTAL MALAYSIA		6,276,695
Mexico - 0.7%
Alfa SA de CV Series A	166,800	120,823
America Movil S.A.B. de CV Series L	1,721,600	1,799,267
Arca Continental S.A.B. de CV	28,800	254,406
Banco del Bajio SA (b)	44,700	180,006
CEMEX S.A.B. de CV unit (a)	958,980	511,307
Coca-Cola FEMSA S.A.B. de CV unit	31,240	237,670
Fibra Uno Administracion SA de CV	198,300	268,535
Fomento Economico Mexicano S.A.B. de CV unit	121,200	1,061,614
Gruma S.A.B. de CV Series B	11,870	172,649
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	22,600	390,167
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	12,290	333,805
Grupo Bimbo S.A.B. de CV Series A	83,200	415,415
Grupo Carso SA de CV Series A1	28,900	146,292
Grupo Financiero Banorte S.A.B. de CV Series O	160,900	1,334,589
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	126,900	272,932
Grupo Mexico SA de CV Series B	190,100	845,382
Grupo Televisa SA de CV	138,800	169,755
Industrias Penoles SA de CV (a)	8,620	122,847
Kimberly-Clark de Mexico SA de CV Series A	90,200	172,156
Operadora de Sites Mexicanos, SA de CV	87,100	93,897
Orbia Advance Corp. S.A.B. de CV	56,900	113,978
Promotora y Operadora de Infraestructura S.A.B. de CV	15,030	145,643
Wal-Mart de Mexico SA de CV Series V	324,900	1,272,649
TOTAL MEXICO		10,435,784
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	168,000	116,127
HKT Trust/HKT Ltd. unit	237,000	310,512
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	7,133	458,842
TOTAL MULTI-NATIONAL		885,481
Netherlands - 3.8%
ABN AMRO Bank NV GDR (b)	25,188	416,497
Adyen BV (a)(b)	1,344	2,032,003
AEGON NV	108,786	600,041
AerCap Holdings NV (a)	8,368	528,941
Airbus Group NV	36,558	4,583,126
Akzo Nobel NV	11,395	848,757
Argenx SE (a)	3,425	1,304,536
ASM International NV (Netherlands)	2,911	975,359
ASML Holding NV (Netherlands)	25,137	16,631,834
CNH Industrial NV	62,363	1,094,937
Davide Campari Milano NV	33,515	358,091
Euronext NV (b)	5,213	421,081
EXOR NV	6,858	543,370
Ferrari NV (Italy)	7,747	1,927,830
Heineken Holding NV	6,162	506,781
Heineken NV (Bearer)	16,008	1,599,822
IMCD NV	3,567	562,484
ING Groep NV (Certificaten Van Aandelen)	233,521	3,381,445
JDE Peet's BV	6,186	185,210
Just Eat Takeaway.com NV (a)(b)	11,267	289,039
Koninklijke Ahold Delhaize NV	64,756	1,932,770
Koninklijke DSM NV	10,861	1,389,747
Koninklijke KPN NV	199,453	681,899
Koninklijke Philips Electronics NV	55,168	952,500
NEPI Rockcastle PLC	30,178	187,398
NN Group NV	17,238	746,238
OCI NV	6,562	222,862
Pepco Group NV (a)(b)	10,645	102,919
Prosus NV	51,257	4,138,760
QIAGEN NV (Germany) (a)	14,301	694,188
Randstad NV	7,416	473,096
Stellantis NV (Italy)	135,968	2,125,026
STMicroelectronics NV (France)	42,354	1,994,379
Universal Music Group NV	45,005	1,150,435
Wolters Kluwer NV	16,197	1,763,498
X5 Retail Group NV GDR (a)(c)	5,899	1,844
Yandex NV Class A (a)(c)	15,310	75,753
TOTAL NETHERLANDS		57,424,496
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	79,406	437,014
Fisher & Paykel Healthcare Corp.	36,159	593,412
Mercury Nz Ltd.	40,241	156,334
Meridian Energy Ltd.	79,747	275,622
Spark New Zealand Ltd.	118,937	401,024
Xero Ltd. (a)	8,234	453,829
TOTAL NEW ZEALAND		2,317,235
Norway - 0.4%
Adevinta ASA Class B (a)	17,967	153,181
Aker BP ASA	19,436	590,386
DNB Bank ASA	57,855	1,081,863
Equinor ASA	59,274	1,806,474
Gjensidige Forsikring ASA	11,772	210,989
Kongsberg Gruppen ASA	5,580	221,375
Mowi ASA	25,388	468,127
Norsk Hydro ASA	83,034	673,227
Orkla ASA	44,968	335,718
Salmar ASA	4,029	186,644
Telenor ASA	42,973	449,868
Yara International ASA	10,081	446,402
TOTAL NORWAY		6,624,254
Peru - 0.0%
Compania de Minas Buenaventura SAA sponsored ADR	12,595	101,894
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	98,590	102,716
ACEN Corp.	494,900	63,535
Ayala Corp.	15,810	205,184
Ayala Land, Inc.	466,900	251,311
Bank of the Philippine Islands (BPI)	107,190	205,971
BDO Unibank, Inc.	149,376	336,216
Globe Telecom, Inc.	1,763	65,242
International Container Terminal Services, Inc.	63,150	239,574
JG Summit Holdings, Inc.	191,701	188,170
Jollibee Food Corp.	25,790	112,295
Manila Electric Co.	13,390	68,746
Metropolitan Bank & Trust Co.	118,733	124,490
Monde Nissin Corp. (b)	414,800	100,329
PLDT, Inc.	5,560	137,511
SM Investments Corp.	15,265	257,604
SM Prime Holdings, Inc.	717,100	484,893
Universal Robina Corp.	52,860	133,260
TOTAL PHILIPPINES		3,077,047
Poland - 0.2%
Bank Polska Kasa Opieki SA	11,244	239,328
CD Projekt RED SA	4,049	130,228
Cyfrowy Polsat SA	18,168	76,964
Dino Polska SA (a)(b)	3,014	272,128
KGHM Polska Miedz SA (Bearer)	8,928	289,892
LPP SA	66	154,194
mBank SA (a)	885	64,929
PGE Polska Grupa Energetyczna SA (a)	54,683	94,528
Polski Koncern Naftowy Orlen SA	39,376	590,135
Powszechna Kasa Oszczednosci Bank SA	54,246	402,741
Powszechny Zaklad Ubezpieczen SA	37,692	319,517
Santander Bank Polska SA	2,150	142,450
TOTAL POLAND		2,777,034
Portugal - 0.1%
Energias de Portugal SA	170,194	843,350
Galp Energia SGPS SA Class B	31,557	431,954
Jeronimo Martins SGPS SA	17,019	368,934
TOTAL PORTUGAL		1,644,238
Qatar - 0.3%
Barwa Real Estate Co. (a)	116,183	90,605
Industries Qatar QSC (a)	95,968	370,248
Masraf al Rayan	354,264	265,570
Mesaieed Petrochemical Holding Co. (a)	295,767	174,614
Ooredoo QSC	54,220	133,103
Qatar Electricity & Water Co. (a)	26,239	128,106
Qatar Fuel Co. (a)	34,683	170,094
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	144,727	151,016
Qatar International Islamic Bank QSC (a)	57,719	163,406
Qatar Islamic Bank (a)	103,320	558,057
Qatar National Bank SAQ (a)	287,555	1,421,292
The Commercial Bank of Qatar (a)	205,314	338,267
TOTAL QATAR		3,964,378
Russia - 0.0%
Alrosa Co. Ltd. (a)(c)	120,680	26,607
Gazprom OAO (c)	601,730	83,446
Inter Rao Ues JSC (c)	1,756,400	12,833
LUKOIL PJSC (c)	21,149	8,675
Magnit OJSC GDR (Reg. S) (c)	18,175	89
MMC Norilsk Nickel PJSC (c)	2,499	22,026
MMC Norilsk Nickel PJSC sponsored ADR (c)	6,705	4,979
Mobile TeleSystems OJSC sponsored ADR (a)(c)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (a)(c)	72,930	18,579
Novatek PJSC GDR (Reg. S) (a)(c)	4,511	1,152
Novolipetsk Steel OJSC (a)(c)	71,070	904
PhosAgro PJSC:
GDR (c)	42	1
GDR (Reg. S) (c)	6,442	132
Polyus PJSC (a)(c)	1,749	5,451
Rosneft Oil Co. OJSC (c)	55,210	12,237
Sberbank of Russia (a)(c)	551,355	4,493
Severstal PAO (a)(c)	7,553	223
Severstal PAO GDR (Reg. S) (c)	2,375	56
Surgutneftegas OJSC (c)	351,800	5,705
Tatneft PAO (c)	71,609	11,804
United Co. RUSAL International PJSC (c)	141,950	22,672
VTB Bank OJSC (a)(c)	152,910,000	7,742
TOTAL RUSSIA		271,471
Saudi Arabia - 1.1%
ACWA Power Co.	4,994	201,729
Advanced Polypropylene Co.	7,512	94,275
Al Rajhi Bank	121,426	2,653,059
Alinma Bank	60,241	527,289
Almarai Co. Ltd.	14,914	220,153
Arab National Bank	37,576	276,839
Arabian Internet and Communications Services Co. Ltd.	1,457	98,298
Bank Al-Jazira	23,491	121,179
Bank Albilad	30,115	359,887
Banque Saudi Fransi	37,006	402,796
Bupa Arabia for Cooperative Insurance Co.	4,698	195,781
Dallah Healthcare Co.	2,196	80,046
Dar Al Arkan Real Estate Development Co. (a)	31,488	104,876
Dr Sulaiman Al Habib Medical Services Group Co.	5,466	340,806
Elm Co.	1,425	135,172
Emaar The Economic City (a)	28,278	61,634
Etihad Etisalat Co.	24,219	228,122
Jarir Marketing Co.	3,439	137,817
Mobile Telecommunications Co. Saudi Arabia (a)	30,556	85,163
Mouwasat Medical Services Co.	3,034	166,535
Nahdi Medical Co.	2,316	116,757
National Industrialization Co. (a)	20,242	66,449
Rabigh Refining & Petrochemical Co. (a)	24,589	72,987
Riyad Bank	83,439	684,765
Sabic Agriculture-Nutrients Co.	13,149	479,993
Sahara International Petrochemical Co.	22,202	218,885
Saudi Arabian Mining Co.	53,466	1,049,945
Saudi Arabian Oil Co. (b)	148,873	1,307,052
Saudi Basic Industries Corp.	56,006	1,383,362
Saudi Electricity Co.	51,926	318,502
Saudi Industrial Investment Group	22,059	145,767
Saudi Investment Bank/The	31,191	149,431
Saudi Kayan Petrochemical Co. (a)	46,298	164,072
Saudi Research & Marketing Group (a)	2,159	107,806
Saudi Tadawul Group Holding Co.	2,969	128,158
Saudi Telecom Co.	91,634	900,958
The Saudi British Bank	57,619	557,306
The Saudi National Bank	135,982	1,713,815
The Savola Group	16,288	129,983
Yanbu National Petrochemical Co.	15,239	179,879
TOTAL SAUDI ARABIA		16,367,328
Singapore - 0.8%
BOC Aviation Ltd. Class A (b)	12,400	103,267
CapitaLand Ascendas REIT	211,758	466,001
CapitaLand Investment Ltd.	162,745	493,054
CapitaMall Trust	332,423	543,889
City Developments Ltd.	24,100	152,959
DBS Group Holdings Ltd.	112,026	3,066,854
Genting Singapore Ltd.	359,200	272,043
Jardine Cycle & Carriage Ltd.	5,900	130,801
Keppel Corp. Ltd.	91,900	530,599
Mapletree Logistics Trust (REIT)	211,327	273,202
Mapletree Pan Asia Commercial Trust	140,600	195,634
Oversea-Chinese Banking Corp. Ltd.	208,952	2,064,520
Singapore Airlines Ltd.	82,500	373,054
Singapore Exchange Ltd.	52,800	371,898
Singapore Technologies Engineering Ltd.	92,200	259,224
Singapore Telecommunications Ltd.	507,900	972,712
United Overseas Bank Ltd.	73,103	1,661,678
UOL Group Ltd.	26,900	143,527
Venture Corp. Ltd.	18,100	255,597
Wilmar International Ltd.	113,000	351,320
TOTAL SINGAPORE		12,681,833
South Africa - 1.0%
Absa Group Ltd.	51,508	588,642
African Rainbow Minerals Ltd.	6,408	104,498
Anglo American Platinum Ltd.	3,267	241,281
AngloGold Ashanti Ltd.	25,934	545,265
Aspen Pharmacare Holdings Ltd.	23,191	201,495
Bid Corp. Ltd.	20,881	430,221
Bidvest Group Ltd./The	18,688	241,204
Capitec Bank Holdings Ltd.	5,360	551,941
Clicks Group Ltd.	15,787	240,779
Discovery Ltd. (a)	29,520	234,124
Exxaro Resources Ltd.	14,917	186,685
FirstRand Ltd.	307,604	1,139,372
Foschini Group Ltd./The	21,099	131,578
Gold Fields Ltd.	55,143	628,514
Growthpoint Properties Ltd.	202,891	163,479
Harmony Gold Mining Co. Ltd.	33,464	119,178
Impala Platinum Holdings Ltd.	53,216	615,807
Kumba Iron Ore Ltd.	3,985	121,279
Mr Price Group Ltd.	15,306	144,659
MTN Group Ltd.	104,040	878,181
MultiChoice Group Ltd.	23,718	163,300
Naspers Ltd. Class N	13,470	2,604,276
Nedbank Group Ltd.	28,436	367,985
Northam Platinum Holdings Ltd. (a)	21,274	208,669
Old Mutual Ltd.	284,014	193,097
Pepkor Holdings Ltd. (b)	99,812	117,881
Remgro Ltd.	31,180	250,874
Sanlam Ltd.	113,594	367,548
Sasol Ltd.	34,557	627,791
Shoprite Holdings Ltd.	31,011	427,987
Sibanye-Stillwater Ltd.	173,404	458,350
Spar Group Ltd./The	11,895	93,964
Standard Bank Group Ltd.	83,631	832,609
Vodacom Group Ltd.	41,374	290,094
Woolworths Holdings Ltd.	61,512	266,587
TOTAL SOUTH AFRICA		14,779,194
Spain - 1.6%
Acciona SA	1,503	292,484
ACS Actividades de Construccion y Servicios SA	14,018	413,605
ACS Actividades de Construccion y Servicios SA rights (a)	14,018	7,112
Aena SME SA (a)(b)	4,657	699,709
Amadeus IT Holding SA Class A (a)	27,919	1,759,007
Banco Bilbao Vizcaya Argentaria SA	376,893	2,662,287
Banco Santander SA (Spain)	1,041,524	3,640,063
CaixaBank SA	274,341	1,217,240
Cellnex Telecom SA (b)	33,770	1,323,379
Corp. ACCIONA Energias Renovables SA	3,824	155,980
EDP Renovaveis SA	17,622	382,101
Enagas SA	14,706	263,236
Endesa SA	19,048	378,336
Ferrovial SA	30,927	909,147
Grifols SA (a)	18,307	241,317
Iberdrola SA	378,228	4,437,284
Industria de Diseno Textil SA	67,667	2,112,619
Naturgy Energy Group SA	8,299	234,579
Red Electrica Corporacion SA	25,254	445,867
Repsol SA	86,000	1,412,708
Telefonica SA	324,418	1,232,470
TOTAL SPAIN		24,220,530
Sweden - 1.9%
Alfa Laval AB	17,578	549,649
ASSA ABLOY AB (B Shares)	61,890	1,457,897
Atlas Copco AB:
(A Shares)	161,542	1,916,868
(B Shares)	101,388	1,063,946
Boliden AB	16,636	743,701
Electrolux AB (B Shares)	13,102	184,873
Embracer Group AB (a)(d)	39,176	181,839
Epiroc AB:
(A Shares)	38,806	755,040
(B Shares)	26,428	439,599
EQT AB	18,637	416,845
Ericsson (B Shares)	180,234	1,045,441
Essity AB (B Shares)	37,583	980,042
Evolution AB (b)	11,364	1,277,213
Fastighets AB Balder (a)	39,094	200,188
Getinge AB (B Shares)	13,959	313,148
H&M Hennes & Mauritz AB (B Shares)	45,593	561,537
Hexagon AB (B Shares)	120,471	1,381,020
Holmen AB (B Shares)	5,668	232,951
Husqvarna AB (B Shares)	26,562	224,940
Industrivarden AB:
(A Shares)	7,399	195,277
(C Shares)	10,709	281,099
Indutrade AB	16,983	375,141
Investment AB Latour (B Shares)	8,685	182,377
Investor AB:
(A Shares)	35,410	703,961
(B Shares)	106,740	2,065,372
Kinnevik AB (B Shares) (a)	15,284	234,647
L E Lundbergforetagen AB	4,575	210,997
Lifco AB	14,377	262,516
Nibe Industrier AB (B Shares)	93,465	1,004,130
Sagax AB	11,634	288,247
Sandvik AB	66,148	1,367,124
Securitas AB (B Shares)	31,249	284,891
Skandinaviska Enskilda Banken AB (A Shares)	100,624	1,213,827
Skanska AB (B Shares)	21,504	377,949
SKF AB (B Shares)	23,880	420,964
Svenska Cellulosa AB SCA (B Shares)	37,016	512,184
Svenska Handelsbanken AB (A Shares)	90,087	939,429
Swedbank AB (A Shares)	56,037	1,073,842
Swedish Orphan Biovitrum AB (a)	10,833	240,743
Tele2 AB (B Shares)	35,637	307,380
Telia Co. AB	162,016	418,429
Volvo AB:
(A Shares)	16,481	341,358
(B Shares)	88,795	1,762,005
Volvo Car AB (a)	37,116	184,061
TOTAL SWEDEN		29,174,687
Switzerland - 6.3%
ABB Ltd. (Reg.)	97,601	3,398,044
Adecco SA (Reg.)	10,301	380,985
Alcon, Inc. (Switzerland)	31,026	2,326,865
Bachem Holding AG (B Shares)	1,978	173,818
Baloise Holdings AG	2,842	465,958
Banque Cantonale Vaudoise	1,709	162,126
Barry Callebaut AG	221	460,346
BKW AG	1,242	178,262
Clariant AG (Reg.)	13,945	237,926
Coca-Cola HBC AG	12,805	309,655
Compagnie Financiere Richemont SA Series A	32,313	4,981,286
Credit Suisse Group AG	211,650	729,109
Ems-Chemie Holding AG	445	330,287
Geberit AG (Reg.)	2,249	1,271,526
Givaudan SA	574	1,853,352
Holcim AG	34,420	2,057,790
Julius Baer Group Ltd.	13,360	852,238
Kuehne & Nagel International AG	3,374	801,947
Lindt & Spruengli AG	7	786,783
Lindt & Spruengli AG (participation certificate)	65	712,835
Logitech International SA (Reg.)	10,686	622,368
Lonza Group AG	4,616	2,633,158
Nestle SA (Reg. S)	170,177	20,763,135
Novartis AG	133,618	12,080,281
Partners Group Holding AG	1,405	1,310,617
Roche Holding AG:
(Bearer)	1,697	619,484
(participation certificate)	43,373	13,539,767
Schindler Holding AG:
(participation certificate)	2,569	545,369
(Reg.)	1,338	269,500
SGS SA (Reg.)	397	964,855
Sig Group AG	18,575	458,948
Sika AG	9,048	2,570,961
Sonova Holding AG	3,349	833,683
Straumann Holding AG	6,805	891,026
Swatch Group AG (Bearer)	1,725	624,568
Swatch Group AG (Bearer) (Reg.)	3,441	225,140
Swiss Life Holding AG	1,929	1,137,804
Swiss Prime Site AG	4,777	424,738
Swiss Re Ltd.	18,716	1,953,578
Swisscom AG	1,592	939,028
Temenos Group AG	4,009	284,549
UBS Group AG	207,491	4,405,926
VAT Group AG (b)	1,653	510,977
Zurich Insurance Group Ltd.	9,292	4,595,163
TOTAL SWITZERLAND		95,675,761
Taiwan - 3.9%
Accton Technology Corp.	31,000	253,121
Acer, Inc.	198,000	165,157
Advantech Co. Ltd.	26,798	306,163
ASE Technology Holding Co. Ltd.	204,500	689,395
Asia Cement Corp.	134,000	188,615
ASUSTeK Computer, Inc.	45,000	409,525
AUO Corp.	404,600	227,317
Catcher Technology Co. Ltd.	40,000	237,660
Cathay Financial Holding Co. Ltd.	535,872	762,251
Chang Hwa Commercial Bank	297,054	174,416
Cheng Shin Rubber Industry Co. Ltd.	106,000	122,212
China Airlines Ltd.	186,000	121,229
China Development Financial Ho	986,313	435,356
China Steel Corp.	723,000	764,444
Chunghwa Telecom Co. Ltd.	237,000	884,931
Compal Electronics, Inc.	249,000	187,804
CTBC Financial Holding Co. Ltd.	1,079,000	824,316
Delta Electronics, Inc.	121,000	1,172,378
E Ink Holdings, Inc.	52,000	301,483
E.SUN Financial Holdings Co. Ltd.	801,925	656,239
ECLAT Textile Co. Ltd.	12,000	199,954
eMemory Technology, Inc.	4,000	219,124
EVA Airways Corp.	150,000	146,252
Evergreen Marine Corp. (Taiwan)	63,343	323,323
Far Eastern New Century Corp.	200,000	218,398
Far EasTone Telecommunications Co. Ltd.	93,000	206,702
Feng Tay Enterprise Co. Ltd.	26,200	172,839
First Financial Holding Co. Ltd.	651,893	568,084
Formosa Chemicals & Fibre Corp.	222,000	534,623
Formosa Petrochemical Corp.	70,000	196,025
Formosa Plastics Corp.	258,000	768,399
Fubon Financial Holding Co. Ltd.	456,921	919,481
Giant Manufacturing Co. Ltd.	19,688	135,057
GlobalWafers Co. Ltd.	14,000	245,418
Hon Hai Precision Industry Co. Ltd. (Foxconn)	772,800	2,574,853
Hotai Motor Co. Ltd.	18,000	394,850
Hua Nan Financial Holdings Co. Ltd.	558,281	424,385
Innolux Corp.	562,570	229,966
Inventec Corp.	140,000	117,917
Largan Precision Co. Ltd.	6,000	427,798
Lite-On Technology Corp.	122,000	270,861
MediaTek, Inc.	94,000	2,269,166
Mega Financial Holding Co. Ltd.	697,200	743,834
Micro-Star International Co. Ltd.	43,000	188,706
momo.com, Inc.	4,600	122,307
Nan Ya Plastics Corp.	293,000	736,734
Nan Ya Printed Circuit Board Corp.	14,000	114,863
Nanya Technology Corp.	71,000	137,793
Nien Made Enterprise Co. Ltd.	10,000	104,138
Novatek Microelectronics Corp.	36,000	428,312
Pegatron Corp.	122,000	262,761
PharmaEssentia Corp. (a)	12,000	196,182
Pou Chen Corp.	143,000	163,928
Powerchip Semiconductor Manufacturing Corp.	174,725	201,358
President Chain Store Corp.	36,000	323,993
Quanta Computer, Inc.	168,000	419,215
Realtek Semiconductor Corp.	29,000	311,158
Ruentex Development Co. Ltd.	111,750	167,212
Shin Kong Financial Holding Co. Ltd.	813,393	244,062
Sinopac Financial Holdings Co.	651,651	376,148
Synnex Technology International Corp.	75,000	151,443
Taishin Financial Holdings Co. Ltd.	693,354	376,561
Taiwan Business Bank	335,000	149,312
Taiwan Cement Corp.	381,667	461,899
Taiwan Cooperative Financial Holding Co. Ltd.	613,376	541,553
Taiwan High Speed Rail Corp.	119,000	115,836
Taiwan Mobile Co. Ltd.	108,000	340,467
Taiwan Semiconductor Manufacturing Co. Ltd.	1,523,000	26,852,800
The Shanghai Commercial & Savings Bank Ltd.	260,312	404,212
Uni-President Enterprises Corp.	301,000	675,638
Unimicron Technology Corp.	78,000	358,801
United Microelectronics Corp.	741,000	1,211,557
Vanguard International Semiconductor Corp.	55,000	184,709
Voltronic Power Technology Corp.	4,000	202,242
Walsin Lihwa Corp.	158,162	287,647
Wan Hai Lines Ltd.	44,145	112,406
Win Semiconductors Corp.	20,000	128,845
Winbond Electronics Corp.	172,000	124,499
Wiwynn Corp.	5,629	141,265
WPG Holding Co. Ltd.	89,400	142,394
Yageo Corp.	21,213	384,703
Yang Ming Marine Transport Corp.	108,000	226,643
Yuanta Financial Holding Co. Ltd.	627,372	471,349
TOTAL TAIWAN		59,736,972
Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	27,500	163,770
Advanced Information Service PCL NVDR	44,600	265,605
Airports of Thailand PCL:
(For. Reg.) (a)	171,900	389,898
NVDR (a)	76,700	173,968
Asset World Corp. PCL:
(For. Reg.)	326,600	59,489
NVDR	303,100	55,208
B. Grimm Power PCL:
(For. Reg.)	25,000	30,810
NVDR	14,900	18,363
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	265,633
NVDR	346,100	314,740
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	45,863
NVDR	310,500	91,933
Berli Jucker PCL:
unit	50,900	59,135
(For. Reg.)	16,000	18,588
BTS Group Holdings PCL:
(For. Reg.)	53,600	13,897
NVDR	421,400	108,760
Bumrungrad Hospital PCL:
NVDR	27,000	178,973
(For. Reg.)	10,800	71,589
Carabao Group PCL NVDR	16,900	53,256
Central Pattana PCL:
(For. Reg.)	74,500	162,399
NVDR	55,700	121,418
Central Retail Corp. PCL:
(For. Reg.)	96,317	125,368
NVDR	25,400	33,061
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	79,269
(NVDR)	125,100	90,068
CP ALL PCL:
(For. Reg.)	143,900	292,355
NVDR	215,200	437,212
Delta Electronics PCL:
(For. Reg.)	1,600	44,213
NVDR	17,800	491,868
Electricity Generating PCL:
(For. Reg.)	6,900	36,676
NVDR	10,500	55,812
Energy Absolute PCL:
(For. Reg.)	54,700	144,635
NVDR	51,400	135,909
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	50,750
NVDR	19,400	40,853
Gulf Energy Development PCL:
(For. Reg.)	68,700	112,968
NVDR	115,700	190,253
Home Product Center PCL:
(For. Reg.)	208,400	91,207
NVDR	194,800	85,255
Indorama Ventures PCL:
(For. Reg.)	15,800	19,575
NVDR	102,900	127,485
Intouch Holdings PCL:
(For. Reg.)	22,700	50,452
NVDR	45,000	100,014
JMT Network Services PCL NVDR	39,100	64,076
Kasikornbank PCL NVDR	35,000	155,259
Krung Thai Bank PCL:
(For. Reg.)	95,600	51,156
NVDR	114,400	61,216
Krungthai Card PCL:
(For. Reg.)	27,500	47,550
NVDR	27,100	46,859
Land & House PCL:
NVDR	268,500	81,156
(For. Reg.)	249,000	75,260
Minor International PCL:
unit (a)	117,241	119,421
warrants 2/15/24 (a)	671	78
(For. Reg.) (a)	98,681	100,516
Muangthai Leasing PCL:
(For. Reg.)	19,800	22,799
NVDR	24,500	28,210
Osotspa PCL:
(For. Reg.)	17,500	14,982
NVDR	66,800	57,190
PTT Exploration and Production PCL:
(For. Reg.)	33,000	173,260
NVDR	53,900	282,991
PTT Global Chemical PCL:
(For. Reg.)	29,000	43,717
NVDR	105,300	158,739
PTT Oil & Retail Business PCL NVDR	171,200	117,046
PTT PCL:
(For. Reg.)	314,700	319,837
NVDR	286,400	291,075
Ratch Group PCL:
unit	61,700	79,601
(For. Reg.)	15,300	19,739
SCB X PCL:
(For. Reg.)	15,800	50,334
NVDR unit	37,100	118,190
SCG Packaging PCL NVDR	76,000	121,490
Siam Cement PCL:
(For. Reg.)	25,900	265,796
NVDR	23,200	238,087
Srisawad Corp. PCL:
warrants 8/29/25 (a)	712	101
(For. Reg.)	23,500	38,395
NVDR	18,400	30,085
Thai Oil PCL:
(For. Reg.)	22,133	39,180
NVDR	59,766	105,797
Thai Union Frozen Products PCL:
(For. Reg.)	95,300	46,540
NVDR	102,200	49,909
True Corp. PCL:
(For. Reg.)	174,800	25,960
NVDR	591,800	87,888
TOTAL THAILAND		9,128,038
Turkey - 0.2%
Akbank TAS	197,080	177,913
Aselsan A/S	42,453	128,199
Bim Birlesik Magazalar A/S JSC	29,258	193,661
Eregli Demir ve Celik Fabrikalari T.A.S.	87,509	177,258
Ford Otomotiv Sanayi A/S	4,199	113,875
Haci Omer Sabanci Holding A/S	60,851	126,236
Hektas Ticaret A/S (a)	70,312	117,752
Koc Holding A/S	44,865	182,353
Sasa Polyester Sanayi A/S	27,638	147,379
Turk Hava Yollari AO (a)	32,946	241,018
Turkcell Iletisim Hizmet A/S	72,920	140,728
Turkiye Is Bankasi A/S Series C	214,897	124,305
Turkiye Petrol Rafinerileri A/S (a)	8,126	255,498
Turkiye Sise ve Cam Fabrikalari A/S	88,899	186,880
Yapi ve Kredi Bankasi A/S	180,632	87,199
TOTAL TURKEY		2,400,254
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	173,446	397,125
Abu Dhabi Islamic Bank	88,476	226,905
Abu Dhabi National Oil Co. for Distribution PJSC	198,760	238,094
Aldar Properties PJSC	241,899	287,136
Dubai Islamic Bank Pakistan Ltd.	180,083	272,103
Emaar Properties PJSC (a)	250,793	379,627
Emirates NBD Bank PJSC (a)	117,711	415,006
Emirates Telecommunications Corp.	214,109	1,498,081
First Abu Dhabi Bank PJSC	271,783	1,006,302
Multiply Group (a)	206,733	227,383
Q Holding Pjsc (a)	125,325	117,372
TOTAL UNITED ARAB EMIRATES		5,065,134
United Kingdom - 8.9%
3i Group PLC	60,435	1,179,072
Abrdn PLC	129,668	339,865
Admiral Group PLC	10,960	297,265
Anglo American PLC (United Kingdom)	78,570	3,388,756
Antofagasta PLC	23,812	508,604
Ashtead Group PLC	27,289	1,787,802
Associated British Foods PLC	22,440	513,465
AstraZeneca PLC (United Kingdom)	95,813	12,552,705
Auto Trader Group PLC (b)	59,273	459,869
Aviva PLC	173,815	976,510
BAE Systems PLC	193,672	2,050,222
Barclays PLC	996,583	2,290,937
Barratt Developments PLC	63,314	358,905
Berkeley Group Holdings PLC	6,871	351,119
BP PLC	1,164,503	7,033,895
BP PLC sponsored ADR	1	36
British American Tobacco PLC (United Kingdom)	132,319	5,072,293
British Land Co. PLC	56,546	308,409
BT Group PLC	432,843	665,170
Bunzl PLC	20,881	764,571
Burberry Group PLC	24,169	736,210
Compass Group PLC	109,361	2,612,418
Croda International PLC	8,744	742,314
Diageo PLC	140,875	6,159,916
GSK PLC	251,515	4,417,871
Haleon PLC (a)	314,990	1,259,178
Halma PLC	23,725	628,276
Hargreaves Lansdown PLC	20,985	229,996
Hikma Pharmaceuticals PLC	10,034	211,349
HSBC Holdings PLC (United Kingdom)	1,235,111	9,100,729
Imperial Brands PLC	55,508	1,392,488
Informa PLC	90,969	750,515
InterContinental Hotel Group PLC	11,597	805,106
Intertek Group PLC	9,882	529,352
J Sainsbury PLC	109,799	355,470
JD Sports Fashion PLC	157,899	316,819
Johnson Matthey PLC	11,275	313,593
Kingfisher PLC	122,441	422,412
Land Securities Group PLC	44,854	391,733
Legal & General Group PLC	371,845	1,164,410
Lloyds Banking Group PLC	4,223,417	2,748,582
London Stock Exchange Group PLC	20,370	1,864,772
M&G PLC	156,513	389,580
Melrose Industries PLC	252,205	442,144
Mondi PLC	26,775	502,736
Mondi PLC	3,073	57,398
National Grid PLC	228,402	2,903,654
NatWest Group PLC	329,129	1,255,647
Next PLC	7,858	641,134
NMC Health PLC (a)	2,259	43
Ocado Group PLC (a)	34,890	277,871
Pearson PLC	40,884	466,249
Persimmon PLC	19,603	341,246
Phoenix Group Holdings PLC	46,487	367,252
Prudential PLC	170,420	2,831,541
Reckitt Benckiser Group PLC	44,172	3,147,738
RELX PLC (London Stock Exchange)	118,682	3,525,916
Rentokil Initial PLC	156,313	947,793
Rio Tinto PLC	69,494	5,441,468
Rolls-Royce Holdings PLC (a)	519,976	680,303
Sage Group PLC	61,893	592,736
Schroders PLC	46,041	271,264
Segro PLC	74,413	761,626
Severn Trent PLC	15,742	546,516
Shell PLC (London)	449,422	13,194,037
Smith & Nephew PLC	54,327	750,274
Smiths Group PLC	22,839	486,272
Spirax-Sarco Engineering PLC	4,505	640,375
SSE PLC	66,297	1,415,088
St. James's Place PLC	33,860	510,324
Standard Chartered PLC (United Kingdom)	154,748	1,295,785
Taylor Wimpey PLC	219,792	317,578
Tesco PLC	463,074	1,407,459
Unilever PLC	157,433	8,013,201
United Utilities Group PLC	41,461	540,799
Vodafone Group PLC	1,517,248	1,750,622
Vodafone Group PLC sponsored ADR	12,104	140,164
Whitbread PLC	12,416	465,488
TOTAL UNITED KINGDOM		135,372,300
United States of America - 0.2%
360 DigiTech, Inc. ADR	6,415	154,794
Coca-Cola European Partners PLC	12,564	706,348
Legend Biotech Corp. ADR (a)	2,950	148,975
NICE Ltd. sponsored ADR (a)(d)	278	57,666
Southern Copper Corp.	5,410	406,886
Yum China Holdings, Inc.	25,919	1,596,870
TOTAL UNITED STATES OF AMERICA		3,071,539
TOTAL COMMON STOCKS (Cost $1,459,318,564)		1,481,535,306

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.3%
Banco Bradesco SA (PN)	323,495	893,446
Braskem SA Class A	11,600	53,312
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	17,455	146,034
Companhia Energetica de Minas Gerais (CEMIG) (PN)	86,120	194,420
Gerdau SA	72,600	468,239
Itau Unibanco Holding SA	300,350	1,498,703
Itausa-Investimentos Itau SA (PN)	316,661	532,104
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	294,900	1,514,497
TOTAL BRAZIL		5,300,755
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	8,903	866,040
Colombia - 0.0%
Bancolombia SA (PN)	29,354	223,125
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,406	415,531
Dr. Ing. h.c. F. Porsche AG Series F (a)	7,063	836,961
Henkel AG & Co. KGaA	11,237	798,946
Porsche Automobil Holding SE (Germany)	9,504	568,308
Sartorius AG (non-vtg.)	1,502	669,979
Volkswagen AG	11,510	1,596,330
TOTAL GERMANY		4,886,055
Korea (South) - 0.2%
AMOREPACIFIC Corp.	450	18,094
Hyundai Motor Co.	1,106	77,310
Hyundai Motor Co. Series 2	2,956	206,753
LG Chemical Ltd.	716	178,077
LG H & H Co. Ltd.	149	38,505
Samsung Electronics Co. Ltd.	49,749	2,229,717
TOTAL KOREA (SOUTH)		2,748,456
Russia - 0.0%
Surgutneftegas OJSC (c)	352,900	8,137
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,617,375)		14,032,568

Government Obligations - 0.3%
	Principal Amount (e)	Value ($)
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (f) (Cost $4,808,091)	4,900,000	4,808,007

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (g)	8,737,103	8,738,851
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	15,367,412	15,368,949
TOTAL MONEY MARKET FUNDS (Cost $24,107,800)		24,107,800

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,503,851,830)	1,524,483,681
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,718,742)
NET ASSETS - 100.0%	1,518,764,939

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	140	Mar 2023	14,833,000	1,006,577	1,006,577
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	125	Mar 2023	6,528,750	447,578	447,578
TME S&P/TSX 60 Index Contracts (Canada)	10	Mar 2023	1,884,785	89,994	89,994

TOTAL FUTURES CONTRACTS					1,544,149
The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,434,016 or 2.6% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $917,446.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	47,496,410	46,386,183	85,143,742	166,995	-	-	8,738,851	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	11,111,800	21,203,179	16,946,030	27,529	-	-	15,368,949	0.1%
Total	58,608,210	67,589,362	102,089,772	194,524	-	-	24,107,800

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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